UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04506
                                                   -----------

                           The Phoenix-Engemann Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          600 North Rosemead Boulevard
                               Pasadena, CA 91107
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,                  John H. Beers, Esq.
  Counsel and Secretary for Registrant             Vice President and Secretary
     Phoenix Life Insurance Company               Phoenix Life Insurance Company
            One American Row                             One American Row
         Hartford, CT 06103-2899                      Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (626) 351-9686
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2005
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                               DECEMBER 31, 2005

--------------------------------------------------------------------------------

      ANNUAL REPORT

         PHOENIX ALL-CAP GROWTH FUND

              FORMERLY PHOENIX-ENGEMANN FOCUS GROWTH FUND

         PHOENIX BALANCED RETURN FUND

              FORMERLY PHOENIX-ENGEMANN BALANCED RETURN FUND

         PHOENIX NIFTY FIFTY FUND

              FORMERLY PHOENIX-ENGEMANN NIFTY FIFTY FUND

         PHOENIX SMALL-CAP GROWTH FUND

              FORMERLY PHOENIX-ENGEMANN SMALL-CAP GROWTH FUND

                                [GRAPHIC OMITTED]
                               GET FUND DOCUMENTS
                               BY E-MAIL INSTEAD.

                              ELIGIBLE SHAREHOLDERS
                           MAY SIGN UP FOR E-DELIVERY
                              AT PHOENIXFUNDS.COM.

TRUST NAME: PHOENIX-ENGEMANN FUNDS

[LOGO] PHOENIXFUNDS(SM)

     --------------------------------------------------------------------
     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
     --------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix-Engemann Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[PHOTO OMITTED]

      I encourage you to review this annual report for the Phoenix All-Cap Growth Fund, Phoenix Balanced Return Fund, Phoenix Nifty Fifty Fund, and Phoenix Small-Cap Growth Fund, for the fiscal year ended December 31, 2005.

      Looking back at 2005, the equity market posted modest returns for the year, with most of the gains coming after Labor Day, driven by strong corporate earnings. The economy posted a 3.5% growth rate in 2005, down from 4% in 2004, as rising interest rates and energy prices continued to weigh on the consumer. As we enter a new year, the pace of U.S. economic growth continues to moderate.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.(1) Your Phoenix mutual fund allocations may help in this effort.

      As an alternative to paper mail, if you would like to view your mutual fund communications electronically, including account statements, prospectuses, and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

JANUARY 2006

(1) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of The Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary .................................................................     3

Phoenix All-Cap Growth Fund ..............................................     5

Phoenix Balanced Return Fund .............................................    15

Phoenix Nifty Fifty Fund .................................................    29

Phoenix Small-Cap Growth Fund ............................................    38

Notes to Financial Statements ............................................    48

Report of Independent Registered Public Accounting Firm ..................    53

Board of Trustees' Consideration of Investment Advisory and Subadvisory
Agreements ...............................................................    54

Results of Shareholder Meeting ...........................................    62

Fund Management Tables ...................................................    63

--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)

The Advisers and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)
A leading insurer of bonds, providing bondholders an unconditional, irrevocable guarantee that principal and interest payments would be received in full and on time.

BASIS POINT (BP)
One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

COMPOSITE INDEX FOR THE BALANCED RETURN FUND (PREVIOUS)
A Composite Index consisting of 60% Russell 1000(R) Growth Index, 30% Lehman Brothers Government/Credit Bond Index and 10% Citigroup 90-day Treasury Bill.

COMPOSITE INDEX FOR THE BALANCED RETURN FUND (CURRENT)
A Composite Index consisting of 60% S&P 500(R) Index, a broad-based equity index and 40% Lehman Brothers Aggregate Bond Index, a broad-based fixed income index.

DURATION
A measure of volatility of a fixed income security, fixed income portfolio or fixed income portion of a portfolio. It is the change in the value of the fixed income security, fixed income portfolio or portion thereof that will result from a 1% change in interest rates. Duration is stated in years. For example, a 5-year duration means the fixed income security, fixed income portfolio or portion will decrease in value by 5% if interest rates rise 1%, and increase in value by 5% if interest rates fall 1%.

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)
A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of U.S. economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX
Measures U.S. investment grade government and corporate debt securities. The index is calculated on a total return basis.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)
One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) GROWTH INDEX
A market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) GROWTH INDEX
A market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 3000(R) GROWTH INDEX
A market capitalization-weighted index of the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
A market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short-term and long-term rates are about the same.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX ALL-CAP GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: HOW DID THE PHOENIX ALL-CAP GROWTH FUND PERFORM FOR ITS FISCAL YEAR ENDED DECEMBER 31, 2005?

A: For the fiscal year ended December 31, 2005, the Fund's Class A shares returned 7.62%, Class B shares returned 6.84%, and Class C shares returned 6.84%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 4.93%, and the Russell 3000(R) Growth Index, the Fund's style-specific benchmark, returned 5.17%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The equity markets were up in 2005, making it the third straight year of positive performance in the market. Interest rates and inflation remained low, and earnings continued their rebound from the profit recession the U.S. experienced in 2001 to 2002. All of this, we believe, made for a good investment climate in equities that should continue in 2006.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: Our lack of investments in the energy sector hurt the relative performance of the Fund in 2005. However, performance was more than made up for in other areas such as consumer staples and information technology. Specifically, smaller-cap stocks such as Hansen Natural, Blackboard, and Avid Technology helped relative performance.

      We decided to keep the portfolio mix at approximately 60% large-cap stocks and 40% small-cap stocks last year, the mid-point of our targeted range. After examining relative valuation levels of both areas, we plan on keeping this mix into 2006, believing that both offer equal upside potential.

                                                                    JANUARY 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix All-Cap Growth Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                         PERIODS ENDING 12/31/05
--------------------------------------------------------------------------------
                                 1 YEAR     5 YEARS     10 YEARS
                                 ------     -------     --------
Class A Shares at NAV(2)           7.62%     (2.92)%        6.22%
Class A Shares at POP(3)           1.44      (4.06)         5.59

Class B Shares at NAV(2)           6.84      (3.63)         5.42
Class B Shares with CDSC(4)        2.84      (3.63)         5.42

Class C Shares at NAV(2)           6.84      (3.63)         5.42
Class C Shares with CDSC(4)        6.84      (3.63)         5.42

S&P 500(R) Index                   4.93       0.55          9.12
Russell 3000(R) Growth Index       5.17      (3.15)         6.48

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/95 in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charge which is 1% the first year and 0% thereafter. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                 Phoenix            Phoenix          Phoenix           Russell
                 All-Cap            All-Cap          All-Cap            3000
               Growth Fund        Growth Fund      Growth Fund          Growth           S&P 500
                 Class A            Class B          Class C            Index             Index

12/29/1995       $ 9,425            $10,000          $10,000           $10,000          $10,000
12/31/1996        11,545             12,152           12,152            12,188           12,325
12/31/1997        13,396             13,990           13,990            15,691           16,438
12/31/1998        18,408             19,079           19,079            21,186           21,165
12/31/1999        27,564             28,360           28,360            28,352           25,639
12/31/2000        19,983             20,400           20,400            21,996           23,283
12/31/2001        13,764             13,947           13,947            17,679           20,518
12/31/2002        10,417             10,471           10,471            12,723           15,984
12/31/2003        14,646             14,620           14,620            16,663           20,573
12/31/2004        16,014             15,869           15,869            17,818           22,807
12/31/2005        17,235             16,954           16,954            18,739           23,931

(1)   Represents the ending value for All-Cap Growth Class A shares.
(2)   Represents the ending value for All-Cap Growth Class B shares.
(3)   Represents the ending value for All-Cap Growth Class C shares.

For information regarding the indexes, see the glossary on page 3.

Phoenix All-Cap Growth Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the All-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                            Beginning           Ending        Expenses Paid
  All-Cap Growth Fund     Account Value     Account Value        During
        Class A           June 30, 2005   December 31, 2005      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,071.10           $7.59

Hypothetical (5% return
   before expenses)          1,000.00          1,017.79            7.42

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.45%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 7.62%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $1,076.20.

                            Beginning           Ending        Expenses Paid
  All-Cap Growth Fund     Account Value     Account Value        During
        Class B           June 30, 2005   December 31, 2005      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,067.70           $11.48

Hypothetical (5% return
   before expenses)          1,000.00          1,013.96            11.24

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.20%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 6.84%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $1,068.40.

                            Beginning           Ending        Expenses Paid
  All-Cap Growth Fund     Account Value     Account Value        During
        Class C           June 30, 2005   December 31, 2005      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,067.70           $11.48

Hypothetical (5% return
   before expenses)          1,000.00          1,013.96            11.25

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.20%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 6.84%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $1,068.40.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix All-Cap Growth Fund

--------------------------------------------------------------------------------
  TEN LARGEST HOLDINGS AT DECEMBER 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(e)
--------------------------------------------------------------------------------
 1.  General Electric Co.                                                   3.2%
 2.  Medtronic, Inc.                                                        2.9%
 3.  Lowe's Cos., Inc.                                                      2.9%
 4.  j2 Global Communications, Inc.                                         2.7%
 5.  Intel Corp.                                                            2.6%
 6.  Amgen, Inc.                                                            2.5%
 7.  Cisco Systems, Inc.                                                    2.5%
 8.  ARM Holdings plc Sponsored ADR                                         2.5%
 9.  Hansen Natural Corp.                                                   2.3%
10.  Stewart (W.P.) & Co. Ltd.                                              2.2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology          35%
Consumer Discretionary          19
Health Care                     14
Industrials                     13
Financials                      10
Consumer Staples                 7
Telecommunication Services       1
Other                            1

                            SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                                          SHARES       VALUE
                                                         -------   ------------
DOMESTIC COMMON STOCKS--87.3%

AIR FREIGHT & LOGISTICS--3.7%
FedEx Corp. ..........................................    22,000   $  2,274,580
Pacer International, Inc. ............................    55,000      1,433,300
United Parcel Service, Inc. Class B ..................    27,000      2,029,050
                                                                   ------------
                                                                      5,736,930
                                                                   ------------

APPLICATION SOFTWARE--1.3%
Adobe Systems, Inc. ..................................    37,000      1,367,520
Blackboard, Inc.(b) ..................................    25,000        724,500
                                                                   ------------
                                                                      2,092,020
                                                                   ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
GAMCO Investors, Inc. Class A ........................    70,000      3,047,100

AUTOMOTIVE RETAIL--1.0%
Advance Auto Parts, Inc.(b) ..........................    37,500      1,629,750

BIOTECHNOLOGY--7.6%
Amgen, Inc.(b) .......................................    50,000      3,943,000
Critical Therapeutics, Inc.(b) .......................    70,000        502,600
Genentech, Inc.(b) ...................................    17,000      1,572,500

                                                          SHARES       VALUE
                                                         -------   ------------
BIOTECHNOLOGY--CONTINUED
Gilead Sciences, Inc.(b) .............................    20,000   $  1,052,600
Inhibitex, Inc.(b) ...................................    90,400        759,360
Nektar Therapeutics(b) ...............................   140,000      2,304,400
NPS Pharmaceuticals, Inc.(b) .........................    70,000        828,800
Nuvelo, Inc.(b) ......................................   115,000        932,650
                                                                   ------------
                                                                     11,895,910
                                                                   ------------

BROADCASTING & CABLE TV--0.2%
WorldSpace, Inc. Class A(b) ..........................    20,000        290,200

COMMUNICATIONS EQUIPMENT--4.7%
Cisco Systems, Inc.(b) ...............................   229,000      3,920,480
QUALCOMM, Inc. .......................................    22,000        947,760
SafeNet, Inc.(b) .....................................    65,000      2,094,300
Telkonet, Inc.(b) ....................................   100,000        415,000
                                                                   ------------
                                                                      7,377,540
                                                                   ------------

COMPUTER HARDWARE--5.2%
Apple Computer, Inc.(b) ..............................    30,000      2,156,700
Avid Technology, Inc.(b) .............................    60,000      3,285,600
Dell, Inc.(b) ........................................    43,000      1,289,570
Stratasys, Inc.(b) ...................................    55,000      1,375,550
                                                                   ------------
                                                                      8,107,420
                                                                   ------------

8                        See Notes to Financial Statements

Phoenix All-Cap Growth Fund

                                                          SHARES       VALUE
                                                         -------   ------------
CONSUMER FINANCE--1.4%
SLM Corp. ............................................    41,000   $  2,258,690

DATA PROCESSING & OUTSOURCED SERVICES--1.9%
First Data Corp. .....................................    69,000      2,967,690

DEPARTMENT STORES--0.6%
Kohl's Corp.(b) ......................................    21,000      1,020,600

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.0%
Advisory Board Co. (The)(b) ..........................    55,000      2,621,850
Corporate Executive Board Co. (The) ..................     5,000        448,500
                                                                   ------------
                                                                      3,070,350
                                                                   ------------

DRUG RETAIL--0.9%
Walgreen Co. .........................................    31,000      1,372,060

EDUCATION SERVICES--0.8%
Strayer Education, Inc. ..............................    13,000      1,218,100

FOOTWEAR--0.9%
NIKE, Inc. Class B ...................................    16,000      1,388,640

GENERAL MERCHANDISE STORES--1.9%
Target Corp. .........................................    55,000      3,023,350

HEALTH CARE EQUIPMENT--3.5%
INAMED Corp.(b) ......................................    10,000        876,800
Medtronic, Inc. ......................................    80,000      4,605,600
                                                                   ------------
                                                                      5,482,400
                                                                   ------------

HEALTH CARE SERVICES--1.1%
Medco Health Solutions, Inc.(b) ......................    30,000      1,674,000

HOME IMPROVEMENT RETAIL--2.9%
Lowe's Cos., Inc. ....................................    69,000      4,599,540

HOUSEHOLD PRODUCTS--2.0%
Procter & Gamble Co. (The) ...........................    53,000      3,067,640

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.0%
Monster Worldwide, Inc.(b) ...........................    37,000      1,510,340

INDUSTRIAL CONGLOMERATES--3.2%
General Electric Co. .................................   145,000      5,082,250

INDUSTRIAL MACHINERY--1.3%
Illinois Tool Works, Inc. ............................    23,000      2,023,770

INTERNET RETAIL--1.3%
eBay, Inc.(b) ........................................    47,000      2,032,750

INTERNET SOFTWARE & SERVICES--5.9%
Equinix, Inc.(b) .....................................    38,600      1,573,335
j2 Global Communications, Inc.(b) ....................   100,000      4,274,000

                                                          SHARES       VALUE
                                                         -------   ------------
INTERNET SOFTWARE & SERVICES--CONTINUED
NetRatings, Inc.(b) ..................................    35,000   $    431,550
Yahoo!, Inc.(b) ......................................    74,000      2,899,320
                                                                   ------------
                                                                      9,178,205
                                                                   ------------

INVESTMENT BANKING & BROKERAGE--1.4%
Morgan Stanley .......................................    38,000      2,156,120

LEISURE FACILITIES--1.2%
Life Time Fitness, Inc.(b) ...........................    50,000      1,904,500

LEISURE PRODUCTS--0.8%
Polaris Industries, Inc. .............................    25,000      1,255,000

MANAGED HEALTH CARE--1.0%
UnitedHealth Group, Inc. .............................    24,000      1,491,360

MOVIES & ENTERTAINMENT--2.9%
News Corp. Class B ...................................   159,000      2,640,990
Walt Disney Co. (The) ................................    80,000      1,917,600
                                                                   ------------
                                                                      4,558,590
                                                                   ------------

OFFICE SERVICES & SUPPLIES--0.9%
PeopleSupport, Inc.(b) ...............................   165,000      1,400,850

OTHER DIVERSIFIED FINANCIAL SERVICES--1.9%
Citigroup, Inc. ......................................    63,000      3,057,390

PACKAGED FOODS & MEATS--0.3%
Hain Celestial Group, Inc. (The)(b) ..................    20,000        423,200

PHARMACEUTICALS--0.4%
Medicis Pharmaceutical Corp. Class A .................    20,000        641,000

RESTAURANTS--1.2%
Starbucks Corp.(b) ...................................    65,000      1,950,650

SEMICONDUCTORS--6.7%
Intel Corp. ..........................................   162,000      4,043,520
Maxim Integrated Products, Inc. ......................    53,000      1,920,720
Mindspeed Technologies, Inc.(b) ......................   770,000      1,809,500
ON Semiconductor Corp.(b) ............................   500,000      2,765,000
                                                                   ------------
                                                                     10,538,740
                                                                   ------------

SOFT DRINKS--3.7%
Hansen Natural Corp.(b) ..............................    45,000      3,546,450
PepsiCo, Inc. ........................................    37,000      2,185,960
                                                                   ------------
                                                                      5,732,410
                                                                   ------------

SPECIALIZED CONSUMER SERVICES--1.1%
Collectors Universe, Inc.(b) .........................   107,200      1,728,064

                      See Notes to Financial Statements                       9

Phoenix All-Cap Growth Fund

                                                       SHARES       VALUE
                                                      -------   ------------
SPECIALTY STORES--1.2%
Staples, Inc. .....................................    86,000   $  1,953,060

SYSTEMS SOFTWARE--1.5%
Microsoft Corp. ...................................    91,000      2,379,650

THRIFTS & MORTGAGE FINANCE--0.9%
Federal Agricultural Mortgage Corp. Class C .......    45,000      1,346,850

TRADING COMPANIES & DISTRIBUTORS--0.8%
Fastenal Co. ......................................    32,000      1,254,080

WIRELESS TELECOMMUNICATION SERVICES--1.2%
InPhonic, Inc.(b) .................................   215,000      1,868,350
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $105,417,152)                                   136,787,109
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--11.3%

APPLICATION SOFTWARE--1.8%
SAP AG Sponsored ADR (Germany) ....................    65,000      2,929,550

ASSET MANAGEMENT & CUSTODY BANKS--2.2%
Stewart (W.P.) & Co. Ltd. (United States) .........   145,000      3,417,650

MOVIES & ENTERTAINMENT--0.5%
Imax Corp. (United States)(b) .....................   110,000        776,600

PHARMACEUTICALS--0.8%
Teva Pharmaceutical Industries Ltd.
Sponsored ADR (United States) .....................    31,000      1,333,310

SEMICONDUCTORS--6.0%
ARM Holdings plc Sponsored ADR (United Kingdom) ...   630,000      3,912,300
O2Micro International Ltd. ADR (Taiwan)(b) ........   290,000      2,952,200

Taiwan Semiconductor Manufacturing Co. Ltd.
Sponsored ADR (Taiwan) ............................   252,000      2,497,320
                                                                ------------
                                                                   9,361,820
                                                                ------------

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $14,436,004)                                     17,818,930
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $119,853,156)                                   154,606,039
----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                      -------   ------------
SHORT-TERM INVESTMENTS--1.6%

COMMERCIAL PAPER(d)--1.6%
UBS Finance Delaware LLC 4.19%, 1/3/06                $ 2,480   $  2,479,423
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,479,423)                                       2,479,423
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $122,332,579)                                   157,085,462(a)

Other assets and liabilities, net--(0.2)%                           (372,874)
                                                                ------------
NET ASSETS--100.0%                                              $156,712,588
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $37,041,519 and gross depreciation of $2,332,772 for federal income tax purposes. At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $122,376,715.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.

(e)   Table excludes short-term investments.

10                      See Notes to Financial Statements

Phoenix All-Cap Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005

ASSETS
Investment securities at value
   (Identified cost $122,332,579)                                 $ 157,085,462
Cash                                                                      2,562
Receivables
   Fund shares sold                                                     108,570
   Dividends                                                            107,711
   Investment securities sold                                            17,869
Prepaid expenses                                                          9,445
                                                                  -------------
      Total assets                                                  157,331,619
                                                                  -------------
LIABILITIES
Payables
   Fund shares repurchased                                              179,175
   Investment securities purchased                                      162,658
   Investment advisory fee                                              113,769
   Transfer agent fee                                                    62,972
   Distribution and service fees                                         47,741
   Financial agent fee                                                   10,121
   Other accrued expenses                                                42,595
                                                                  -------------
      Total liabilities                                                 619,031
                                                                  -------------
NET ASSETS                                                        $ 156,712,588
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 118,304,468
Accumulated net realized gain                                         3,655,237
Net unrealized appreciation                                          34,752,883
                                                                  -------------
NET ASSETS                                                        $ 156,712,588
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $135,929,914)                  8,114,282
Net asset value per share                                         $       16.75
Offering price per share $16.75/(1-5.75%)                         $       17.77

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,475,796)                     718,121
Net asset value and offering price per share                      $       14.59

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,306,878)                     706,559
Net asset value and offering price per share                      $       14.59

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME
Dividends                                                         $   1,170,401
Interest                                                                 69,747
Foreign taxes withheld                                                  (30,658)
                                                                  -------------
      Total investment income                                         1,209,490
                                                                  -------------
EXPENSES
Investment advisory fee                                               1,373,845
Service fees, Class A                                                   360,420
Distribution and service fees, Class B                                  103,745
Distribution and service fees, Class C                                  109,379
Financial agent fee                                                     124,173
Transfer agent                                                          319,625
Printing                                                                 44,141
Registration                                                             33,676
Professional                                                             31,701
Custodian                                                                29,183
Trustees                                                                 24,186
Miscellaneous                                                            28,332
                                                                  -------------
      Total expenses                                                  2,582,406
Less custodian fees paid indirectly                                        (494)
                                                                  -------------
      Net expenses                                                    2,581,912
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                         (1,372,422)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              25,626,231
Net change in unrealized appreciation (depreciation) on
   investments                                                      (13,647,761)
                                                                  -------------
NET GAIN (LOSS) ON INVESTMENTS                                       11,978,470
                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                $  10,606,048
                                                                  =============

                        See Notes to Financial Statements                     11

Phoenix All-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Year Ended           Year Ended
                                                                                     December 31, 2005    December 31, 2004
                                                                                     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                                      $      (1,372,422)   $        (867,661)
   Net realized gain (loss)                                                                 25,626,231           30,352,006
   Net change in unrealized appreciation (depreciation)                                    (13,647,761)         (12,416,095)
                                                                                     -----------------    -----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              10,606,048           17,068,250
                                                                                     -----------------    -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized long-term gains, Class A                                                    (7,970,602)                  --
   Net realized long-term gains, Class B                                                      (689,768)                  --
   Net realized long-term gains, Class C                                                      (690,070)                  --
                                                                                     -----------------    -----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (9,350,440)                  --
                                                                                     -----------------    -----------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (506,316 and 573,184 shares, respectively)                  8,396,541            8,882,376
   Net asset value of shares issued from reinvestment of distributions
      (309,303 and 0 shares, respectively)                                                   5,242,695                   --
   Cost of shares repurchased (2,906,208 and 2,680,867 shares, respectively)               (47,663,034)         (41,417,740)
                                                                                     -----------------    -----------------
Total                                                                                      (34,023,798)         (32,535,364)
                                                                                     -----------------    -----------------
CLASS B
   Proceeds from sales of shares (140,466 and 82,569 shares, respectively)                   2,083,714            1,153,772
   Net asset value of shares issued from reinvestment of distributions
      (32,551 and 0 shares, respectively)                                                      480,451                   --
   Cost of shares repurchased (298,034 and 400,830 shares, respectively)                    (4,271,803)          (5,484,772)
                                                                                     -----------------    -----------------
Total                                                                                       (1,707,638)          (4,331,000)
                                                                                     -----------------    -----------------
CLASS C
   Proceeds from sales of shares (50,062 and 153,443 shares, respectively)                     740,690            2,154,186
   Net asset value of shares issued from reinvestment of distributions
      (23,799 and 0 shares, respectively)                                                      351,272                   --
   Cost of shares repurchased (245,520 and 370,652 shares, respectively)                    (3,547,113)          (5,059,901)
                                                                                     -----------------    -----------------
Total                                                                                       (2,455,151)          (2,905,715)
                                                                                     -----------------    -----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (38,186,587)         (39,772,079)
                                                                                     -----------------    -----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                   (36,930,979)         (22,703,829)

NET ASSETS
   Beginning of period                                                                     193,643,567          216,347,396
                                                                                     -----------------    -----------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND
     $0, RESPECTIVELY]                                                               $     156,712,588    $     193,643,567
                                                                                     =================    =================

12                      See Notes to Financial Statements

Phoenix All-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS A
                                              --------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                 2005         2004         2003         2002          2001
Net asset value, beginning of period          $   16.51    $   15.10    $   10.74    $    14.19    $   20.69
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                (0.12)       (0.05)       (0.11)        (0.10)       (0.10)
   Net realized and unrealized gain (loss)         1.39         1.46         4.47         (3.35)       (6.34)
                                              ---------    ---------    ---------    ----------    ---------
      TOTAL FROM INVESTMENT OPERATIONS             1.27         1.41         4.36         (3.45)       (6.44)
                                              ---------    ---------    ---------    ----------    ---------
LESS DISTRIBUTIONS
   Distributions from net realized gains          (1.03)          --           --            --        (0.06)
                                              ---------    ---------    ---------    ----------    ---------
      TOTAL DISTRIBUTIONS                         (1.03)          --           --            --        (0.06)
                                              ---------    ---------    ---------    ----------    ---------
Change in net asset value                          0.24         1.41         4.36         (3.45)       (6.50)
                                              ---------    ---------    ---------    ----------    ---------
NET ASSET VALUE, END OF PERIOD                $   16.75    $   16.51    $   15.10    $    10.74    $   14.19
                                              =========    =========    =========    ==========    =========
Total return(2)                                    7.62%        9.34%       40.60%       (24.31)%     (31.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $ 135,930    $ 168,498    $ 185,964    $  147,074    $ 241,736

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.46%        1.43%        1.48%         1.47%        1.40%
   Net investment income (loss)                   (0.73)%      (0.32)%      (0.87)%       (0.80)%      (0.64)%
Portfolio turnover                                   69%          47%          42%           84%          53%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

                        See Notes to Financial Statements                     13

Phoenix All-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS B
                                              --------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                 2005         2004         2003         2002          2001
Net asset value, beginning of period          $   14.61    $   13.46    $    9.64    $    12.84    $   18.87
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                (0.22)       (0.15)       (0.18)        (0.17)       (0.20)
   Net realized and unrealized gain (loss)         1.23         1.30         4.00         (3.03)       (5.77)
                                              ---------    ---------    ---------    ----------    ---------
      TOTAL FROM INVESTMENT OPERATIONS             1.01         1.15         3.82         (3.20)       (5.97)
                                              ---------    ---------    ---------    ----------    ---------
LESS DISTRIBUTIONS
   Distributions from net realized gains          (1.03)          --           --            --        (0.06)
                                              ---------    ---------    ---------    ----------    ---------
      TOTAL DISTRIBUTIONS                         (1.03)          --           --            --        (0.06)
                                              ---------    ---------    ---------    ----------    ---------
Change in net asset value                         (0.02)        1.15         3.82         (3.20)       (6.03)
                                              ---------    ---------    ---------    ----------    ---------
NET ASSET VALUE, END OF PERIOD                $   14.59    $   14.61    $   13.46    $     9.64    $   12.84
                                              =========    =========    =========    ==========    =========
Total return(2)                                    6.84%        8.54%       39.63%       (24.92)%     (31.63)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $  10,476    $  12,316    $  15,635    $   15,407    $  31,767

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.21%        2.18%        2.23%         2.22%        2.15%
   Net investment income (loss)                   (1.48)%      (1.10)%      (1.62)%       (1.55)%      (1.39)%
Portfolio turnover                                   69%          47%          42%           84%          53%

                                                                         CLASS C
                                              --------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------
                                                 2005         2004         2003         2002          2001
Net asset value, beginning of period          $   14.61    $   13.46    $    9.64    $    12.84    $   18.87
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                (0.22)       (0.15)       (0.19)        (0.17)       (0.20)
   Net realized and unrealized gain (loss)         1.23         1.30         4.01         (3.03)       (5.77)
                                              ---------    ---------    ---------    ----------    ---------
      TOTAL FROM INVESTMENT OPERATIONS             1.01         1.15         3.82         (3.20)       (5.97)
                                              ---------    ---------    ---------    ----------    ---------
LESS DISTRIBUTIONS
   Distributions from net realized gains          (1.03)          --           --            --        (0.06)
                                              ---------    ---------    ---------    ----------    ---------
      TOTAL DISTRIBUTIONS                         (1.03)          --           --            --        (0.06)
                                              ---------    ---------    ---------    ----------    ---------
Change in net asset value                         (0.02)        1.15         3.82         (3.20)       (6.03)
                                              ---------    ---------    ---------    ----------    ---------
NET ASSET VALUE, END OF PERIOD                $   14.59    $   14.61    $   13.46    $     9.64    $   12.84
                                              =========    =========    =========    ==========    =========
Total return(2)                                    6.84%        8.54%       39.63%       (24.92)%     (31.63)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $  10,307    $  12,830    $  14,748    $   12,525    $  22,971

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.21%        2.18%        2.23%         2.22%        2.15%
   Net investment income (loss)                   (1.48)%      (1.09)%      (1.62)%       (1.55)%      (1.39)%
Portfolio turnover                                   69%          47%          42%           84%          53%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

14                      See Notes to Financial Statements

PHOENIX BALANCED RETURN FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, DONG HAO ZHANG AND STEVEN L. COLTON (EQUITIES) AND DAVID L. ALBRYCHT, CFA (FIXED INCOME)

Q: HOW DID THE PHOENIX BALANCED RETURN FUND PERFORM FOR ITS FISCAL YEAR ENDED DECEMBER 31, 2005?

A: For the fiscal year ended December 31, 2005, the Fund's Class A shares returned (0.71%), Class B shares returned (1.47%) and Class C shares returned (1.47%). For the same period, the S&P 500(R) Index, a broad-based equity index, returned 4.93%, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 2.43%, and the Composite Index for the Balanced Return Fund (60% S&P 500(R) Index and 40% Lehman Brothers Aggregate Bond Index), the Fund's style-specific benchmark, returned 4.01%.

      Prior to May 1, 2005, the Fund's style benchmark was a different Composite Index (60% Russell 1000(R) Growth Index, 30% Lehman Brothers Government/Credit Bond Index and 10% Citigroup 90-Day Treasury Bill). The benchmark was changed when the adviser for the Fund's fixed income portfolio was changed to Phoenix Investment Counsel, Inc. The current style benchmark more closely aligns with the current adviser's investment strategies. For the reporting period, the Fund's previous benchmark returned 4.29%. All performance figures assume reinvestment of distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

EQUITY DISCUSSION

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: In 2005, the U.S. experienced strong corporate profit growth, expected to be over 13%, a surprisingly strong economy with real GDP averaging near 4%, and strong consumer spending. So why didn't the markets reflect the strong economic and corporate backdrop? Our belief is that investors were, and remain, concerned the Federal Reserve (the "Fed") will raise interest rates too far and push the economy into a deeper than expected slowdown. However, we are encouraged by the minutes from the last Fed meeting of 2005, which suggested that the tightening may be near an end. In fact, the markets rallied the day the news was released. In 1994 and 1984, the Fed tightened rates but stopped before driving the economy into recession, and the markets rallied strongly the year after. This is what we expect for 2006. We originally thought the Fed would finish tightening by last fall, but the economy did not slow as expected. So our forecast has not changed, just the timing. We expect that the combination of the delay and the strong corporate profit growth of 2005 means the market is even more undervalued, and the upside potential better.

Q: WHAT FACTORS AFFECTED THE FUND'S EQUITY PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund's equity portfolio underperformed the S&P 500 during the fiscal year due mainly to poor stock picking in the technology sector and the underweighting of energy stocks. As oil prices rose throughout the year, energy stocks were among the best performers in the market. The S&P Energy Sector Index rose from 289 on December 31, 2004 to 372 one year later. The Fund's relative lack of oil stocks hurt performance significantly. In addition, Avocent Corp preannounced an earnings shortfall in March, causing its stock to tumble 30%. More recently, Flextronics Corp announced poor earnings for the third quarter of 2005, which led to a 31.5% downturn for its stock.

      On the positive side, we had excellent stock picking in the Industrial sector. In particular, Jacobs Engineering Group was up over 40% due to strong business momentum in commercial construction, especially for oil and gas projects.

FIXED INCOME DISCUSSION

Q: HOW DID THE FIXED INCOME MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The broad U.S. bond market, represented by the Lehman Brothers Aggregate Bond Index, returned 2.43% for the year ended December 31, 2005. Short-term interest rates rose significantly over the course of the year as the Federal Reserve continued its campaign to remove its accommodative policy at a measured pace. The federal funds rate increased 2% from December 31, 2004 to a rate of 4.25% at December 31, 2005. Longer-term rates, however, did not rise proportionally, and 30-year Treasury rates declined slightly, amid a backdrop of mixed economic indicators and the expectation that the increase in oil prices will slow the economy. As a result, the yield curve flattened substantially.

      Fixed income returns across all investment grade bond sectors were modest in this environment. Foreign high quality sovereign debt generated the strongest returns, while investment grade corporate bonds underperformed. Emerging markets bonds outperformed all investment grade sectors, as we saw the continuation of strong and improving credit fundamentals in the sector.

Q: WHAT FACTORS AFFECTED THE FUND'S FIXED INCOME PERFORMANCE DURING ITS FISCAL YEAR?

A: Relative to the Lehman Brothers Aggregate Bond Index, the series' overweight position to the corporate high quality sector hurt performance as this was one of the worst performing sectors within the Index for the 12 months ended December 31, 2005. Leveraged buyout activity and the overall weakness of the auto industry contributed to the underperformance of the corporate high quality sector.

      The Fund's fixed income portion benefited from its investment in spread sectors (non-Treasury) such as emerging markets and Yankee high quality. During the year, these sectors continued to offer attractive yield and total return opportunities while adding diversification to the portfolio. Also, the emerging markets and Yankee high quality sectors were supported by improving country fundamentals and upgrades by the rating agencies.

                                                                    JANUARY 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Balanced Return Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                         PERIODS ENDING 12/31/05
--------------------------------------------------------------------------------

                                                       1 YEAR     5 YEARS     10 YEARS
                                                       ------     -------     --------
Class A Shares at NAV(2)                                (0.71)%     (1.82)%       6.12%
Class A Shares at POP(3)                                (6.42)      (2.98)        5.49

Class B Shares at NAV(2)                                (1.47)      (2.56)        5.31
Class B Shares with CDSC(4)                             (5.39)      (2.56)        5.31

Class C Shares at NAV(2)                                (1.47)      (2.56)        5.31
Class C Shares with CDSC(4)                             (1.47)      (2.56)        5.31

S&P 500(R) Index                                         4.93        0.55         9.12

Lehman Brothers Aggregate Bond Index                     2.43        5.87         6.16
Composite Index for Balanced Return Fund (Previous)      4.29        0.32         6.80
Composite Index for Balanced Return Fund (Current)       4.01        3.00         8.28

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/95 in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charge which is 1% the first year and 0% thereafter. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


           Phoenix        Phoenix        Phoenix
          Balanced       Balanced       Balanced
           Return         Return         Return         Composite                    Lehman Brothers     Composite
            Fund           Fund           Fund            Index          S&P 500      Aggregate Bond       Index
           Class A        Class B        Class C        (Current)         Index           Index          (Previous)
          ---------      --------       --------        ----------      ----------   ---------------     ---------
1995       $9,425         $10,000        $10,000         $10,000         $10,000         $10,000          $10,000
1996       11,101          11,682         11,679          11,514          12,325          10,363           11,508
1997       13,208          13,802         13,795          14,233          16,438          11,363           13,998
1998       17,055          17,674         17,667          17,234          21,165          12,350           17,725
1999       20,141          20,719         20,708          19,311          25,639          12,249           21,088
2000       18,709          19,110         19,095          19,114          23,283          13,673           18,995
2001       16,442          16,664         16,654          18,406          20,518          14,827           17,263
2002       13,847          13,925         13,921          16,599          15,984          16,348           14,787
2003       16,546          16,518         16,505          19,669          20,573          17,019           17,581
2004       17,187          17,033         17,023          21,299          22,807          17,758           18,508
2005       17,065          16,782         16,773          22,154          23,931          18,189           19,302

(1)   Represents the ending value for S&P 500 Index.
(2)   Represents the ending value for Current Composite Index for Balanced Return.
(3)   Represents the ending value for Previous Composite Index for Balanced Return.
(4)   Represents the ending value for Lehman Brothers Aggregate Bond Index.
(5)   Represents the ending value for Class A shares.
(6)   Represents the ending value for Class B shares.
(7)   Represents the ending value for Class C shares.

For information regarding the indexes, see the glossary on page 3.

Phoenix Balanced Return Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Balanced Return Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                            Beginning          Ending       Expenses Paid
Balanced Return Fund      Account Value    Account Value        During
       Class A            June 30, 2005  December 31, 2005     Period*
-----------------------   -------------  -----------------  -------------
Actual                      $1,000.00        $1,015.30          $8.45

Hypothetical (5% return
  before expenses)           1,000.00         1,016.71           8.50

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.66%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS (0.71)%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $992.90.

                            Beginning          Ending       Expenses Paid
Balanced Return Fund      Account Value    Account Value        During
       Class B            June 30, 2005  December 31, 2005     Period*
-----------------------   -------------  -----------------  -------------
Actual                      $1,000.00        $1,011.70          $12.25

Hypothetical (5% return
  before expenses)           1,000.00         1,012.88           12.33

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.42%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS (1.47)%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $985.30.

                            Beginning          Ending       Expenses Paid
Balanced Return Fund      Account Value    Account Value        During
       Class C            June 30, 2005  December 31, 2005     Period*
-----------------------   -------------  -----------------  -------------
Actual                      $1,000.00        $1,011.60          $12.25

Hypothetical (5% return
  before expenses)           1,000.00         1,012.88           12.33

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.42%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS (1.47)%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $985.30.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Balanced Return Fund

--------------------------------------------------------------------------------
  TEN LARGEST HOLDINGS AT DECEMBER 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(i)
--------------------------------------------------------------------------------
1.   FNMA 5.50%, 9/1/34                                                     3.2%
2.   General Electric Co.                                                   3.0%
3.   Bank of America Corp.                                                  2.0%
4.   FNMA 6%, 5/1/35                                                        1.9%
5.   Procter & Gamble Co. (The)                                             1.8%
6.   Wells Fargo & Co.                                                      1.8%
7.   FNMA 5%, 8/1/34                                                        1.7%
8.   International Business Machines Corp.                                  1.7%
9.   JPMorgan Chase & Co.                                                   1.6%
10.  Johnson & Johnson                                                      1.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Common Stocks                   53%
Agency Mortgage-Backed Securities        10
Non-Agency Mortgage-Backed Securities     9
Domestic Corporate Bonds                  7
Municipal Bonds                           5
U.S. Government Securities                4
Asset-Backed Securities                   2
Other                                    10

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
U.S. GOVERNMENT SECURITIES--3.8%

U.S. TREASURY BONDS--1.2%
U.S. Treasury Bond 9.25%, 2/15/16 ....................   $   175    $   242,519
U.S. Treasury Bond 5.375%, 2/15/31 ...................       290        325,751
                                                                    -----------
                                                                        568,270
                                                                    -----------
U.S. TREASURY NOTES--2.6%
U.S. Treasury Note 3.875%, 7/15/10 ...................       170        166,613
U.S. Treasury Note 4.125%, 8/15/10 ...................       250        247,539
U.S. Treasury Note 4.50%, 11/15/10 ...................       350        351,887
U.S. Treasury Note 4%, 2/15/15 .......................        50         48,477
U.S. Treasury Note 4.25%, 8/15/15 ....................       345        340,539
U.S. Treasury Note 4.50%, 11/15/15 ...................        50         50,410
                                                                    -----------
                                                                      1,205,465
                                                                    -----------

-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,732,405)                                          1,773,735
-------------------------------------------------------------------------------

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------

AGENCY MORTGAGE-BACKED SECURITIES--9.9%
FNMA 4.50%, 4/1/19 ...................................   $   638    $   621,602
FNMA 4%, 7/1/19 ......................................       104         99,252
FNMA 5%, 6/1/20 ......................................       291        287,761
FNMA 5%, 6/1/20 ......................................       232        229,399
FNMA 5%, 8/1/20 ......................................       143        141,085
FNMA 5%, 8/1/34 ......................................       819        794,984
FNMA 5.50%, 9/1/34 ...................................     1,515      1,501,260
FNMA 6%, 5/1/35 ......................................       882        890,357
FNMA 5.50%, 8/1/35 ...................................        45         44,833
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,689,249)                                          4,610,533
-------------------------------------------------------------------------------

MUNICIPAL BONDS--4.8%

CALIFORNIA--2.2%
Alameda Corridor Transportation Authority
Taxable Series D 6%, 10/1/11 (MBIA Insured) ..........       500        526,670

                       See Notes to Financial Statements                      19

Phoenix Balanced Return Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
CALIFORNIA--CONTINUED
San Luis Obispo County Pension Obligation
Taxable Series A 3.94%, 9/1/12 (MBIA Insured) ........   $   330    $   311,995

University of California Series F 4.375%,
5/15/30 (FSA Insured) ................................       200        194,008
                                                                    -----------
                                                                      1,032,673
                                                                    -----------
MISSISSIPPI--0.7%
Mississippi Development Bank Jackson County
Special Obligation Taxable Series A 5%,
6/1/11 (FSA Insured) .................................       340        341,261

NEW JERSEY--0.5%
New Jersey State Educational Facilities Authority
Princeton University Series B 4.25%, 7/1/35 ..........       110        104,672

New Jersey Turnpike Authority Taxable Series B
4.252%, 1/1/16 Prerefunded 1/1/15 @ 100
(AMBAC Insured) ......................................         6          5,880

New Jersey Turnpike Authority Taxable Series B
4.252%, 1/1/16 (AMBAC Insured) .......................       149        141,299
                                                                    -----------
                                                                        251,851
                                                                    -----------
NEW YORK--0.9%
Buffalo Taxable Series A 4.71%, 2/1/13
(AMBAC Insured) ......................................       420        414,032

WISCONSIN--0.5%
Wauwatosa Redevelopment Authority Economic
Improvements Taxable 5.20%, 12/1/14
(MBIA Insured) .......................................       225        225,718
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,307,641)                                          2,265,535
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.4%
Americredit Automobile Receivables
Trust 03-Bx, A4A 2.72%, 1/6/10 .......................       177        173,968

Capital One Master Trust 01-5 A 5.30%, 6/15/09 .......       291        291,788
Carmax Auto Owner Trust 03-1, A4 2.16%, 11/15/09 .....       257        251,009

GMAC Mortgage Corp. Loan Trust 05-HE2,
A3 4.622%, 11/25/35(c) ...............................       100         98,875

M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11 ............       155        151,321

Merrill Lynch Mortgage Investors, Inc.
05-NCA A 4.639%, 2/25/36(c) ..........................       138        137,555
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,111,593)                                          1,104,516
-------------------------------------------------------------------------------

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
DOMESTIC CORPORATE BONDS--6.8%

ADVERTISING--0.2%
Lamar Media Corp. 6.625%, 8/15/15 ....................   $    85    $    85,744

AIRLINES--1.1%
Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23 .......       498        505,583

AUTOMOBILE MANUFACTURERS--0.4%
American Honda Finance Corp. 144A
4.25%, 3/11/08(b) ....................................       175        172,930

DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13 .....        20         20,941
                                                                    -----------
                                                                        193,871
                                                                    -----------
BROADCASTING & CABLE TV--0.2%
Comcast Corp. 5.30%, 1/15/14 .........................        75         73,579
Echostar DBS Corp. 6.375%, 10/1/11 ...................        50         48,375
                                                                    -----------
                                                                        121,954
                                                                    -----------
CONSUMER FINANCE--0.6%
Ford Motor Credit Co. 8.625%, 11/1/10 ................        40         36,480
General Motors Acceptance Corp. 6.875%, 9/15/11 ......        55         50,214
General Motors Acceptance Corp. 6.75%, 12/1/14 .......        25         22,527
HSBC Finance Corp. 6.75%, 5/15/11 ....................       175        187,805
                                                                    -----------
                                                                        297,026
                                                                    -----------
ELECTRIC UTILITIES--0.6%
Entergy Gulf States, Inc. 5.70%, 6/1/15 ..............       125        122,334
PPL Capital Funding Trust I Series A 4.33%, 3/1/09 ...       175        170,183
                                                                    -----------
                                                                        292,517
                                                                    -----------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Waste Management, Inc. 5%, 3/15/14 ...................       175        171,533

HEALTH CARE DISTRIBUTORS--0.0%
AmerisourceBergen Corp. 144A 5.625%, 9/15/12(b) ......        10         10,000

HEALTH CARE EQUIPMENT--0.3%
Fisher Scientific International, Inc. 6.75%,
8/15/14 ..............................................       125        130,938

HEALTH CARE FACILITIES--0.3%
HCA, Inc. 6.30%, 10/1/12 .............................       125        126,249

INTEGRATED OIL & GAS--0.4%
ChevronTexaco Capital Co. 3.375%, 2/15/08 ............       175        170,256

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
Qwest Corp. 8.875%, 3/15/12 ..........................        50         56,625
Verizon Global Funding Corp. 4.90%, 9/15/15 ..........        30         29,040
                                                                    -----------
                                                                         85,665
                                                                    -----------

20                     See Notes to Financial Statements

Phoenix Balanced Return Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
METAL & GLASS CONTAINERS--0.0%
Plastipak Holdings, Inc. 144A 8.50%, 12/15/15(b) .....   $    15    $    15,225

MULTI-UTILITIES--0.3%
Dominion Resources, Inc. 5%, 3/15/13 .................        25         24,341
NiSource Finance Corp. 5.45%, 9/15/20 ................       120        116,271
                                                                    -----------
                                                                        140,612
                                                                    -----------
OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15 .......        55         53,755

OIL & GAS STORAGE & TRANSPORTATION--0.1%
Kinder Morgan Finance 144A 5.70%, 1/5/16(b) ..........        45         45,389

OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
Erac USA Finance Co. 144A 5.90%, 11/15/15(b) .........        35         35,602
JPMorgan Chase & Co. 5.125%, 9/15/14 .................       175        173,234
                                                                    -----------
                                                                        208,836
                                                                    -----------
PACKAGED FOODS & MEATS--0.4%
Campbell Soup Co. 5%, 12/3/12 ........................       175        173,496

REITS--0.1%
HRPT Properties Trust 5.75%, 11/1/15 .................        40         39,862

TOBACCO--0.1%
Reynolds (R.J.) Tobacco Holdings, Inc.
144A 7.30%, 7/15/15(b) ...............................        50         51,250

TRADING COMPANIES & DISTRIBUTORS--0.2%
Hughes Supply, Inc. 5.50%, 10/15/14 ..................       100         97,280

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series E
6.875%, 10/31/13 .....................................       175        182,562
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $3,244,711)                                          3,199,603
-------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--8.7%
Countrywide Alternative Loan Trust 05-43,
4A2 5.76%, 10/25/35(c) ...............................       112        111,912

Countrywide Home Loan Mortgage Pass-Through
Trust 04-12, 12A1 4.79%, 8/25/34(c) ..................       162        159,883

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ......................       156        155,109

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ...................................       110        107,732

First Union-Lehman Brothers - Bank of America
98-C2, A2 6.56%, 11/18/35 ............................       226        232,706

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
GE Capital Commercial Mortgage Corp.
04-C3, A4 5.189%, 7/10/39(c) .........................   $   350    $   350,288

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(c) ........................       500        504,695

GS Mortgage Securities Corp. II 05-GG4,
AJ 4.782%, 7/10/39 ...................................       220        211,635

JPMorgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%, 3/15/33 ..........       300        315,458

JPMorgan Mortgage Trust 05-S2, 2A15 6%, 9/25/35 ......       240        240,029

LB-UBS Commercial Mortgage Trust 04-C4,
A2 4.567%, 6/15/29(c) ................................       250        247,184

PNC Mortgage Acceptance Corp. 00-C2,
A2 7.30%, 10/12/33 ...................................       250        269,935

RAAC Series 05-SP1, 1A1 5%, 9/25/34 ..................       209        200,625

Structured Asset Securities Corp. 03-32,
1A1 5.29%, 11/25/33(c) ...............................        91         88,795

Structured Asset Securities Corp. 05-6,
4A1 5%, 5/25/35 ......................................       186        179,223

Wachovia Bank Commercial Mortgage
Trust 04-C12, A4 5.235%, 7/15/41(c) ..................       300        303,237

Washington Mutual, Inc. 05-AR3,
A2 4.651%, 3/25/35(c) ................................       152        149,693

Wells Fargo Mortgage Backed Securities
Trust 05-5, 1A1 5%, 5/25/20 ..........................        97         95,007

Wells Fargo Mortgage Backed Securities
Trust 05-AR10, 2A16 4.11%, 6/25/35(c) ................        50         48,734

Wells Fargo Mortgage Backed Securities
Trust 05-AR16, 6A3 5.001%, 10/25/35(c) ...............        91         90,160
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,143,029)                                          4,062,040
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.4%

AUSTRALIA--0.1%
Commonwealth of Australia Series 1106
6.75%, 11/15/06 ......................................       105(f)      77,827

BRAZIL--0.2%
Federative Republic of Brazil 5.25%, 4/15/12(c) ......        61         60,566
Federative Republic of Brazil 10.50%, 7/14/14 ........        30         36,840
                                                                    -----------
                                                                         97,406
                                                                    -----------

                       See Notes to Financial Statements                      21

Phoenix Balanced Return Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
MEXICO--0.2%
United Mexican States 5.875%, 1/15/14 ................   $   100    $   103,500

NEW ZEALAND--0.1%
Commonwealth of New Zealand Series 206
6.50%, 2/15/06 .......................................        72(g)      49,133

PANAMA--0.3%
Republic of Panama 7.25%, 3/15/15 ....................        35         37,415
Republic of Panama 9.375%, 1/16/23 ...................        75         94,312
                                                                    -----------
                                                                        131,727
                                                                    -----------

PERU--0.1%
Republic of Peru 7.35%, 7/21/25 ......................        25         24,719

PHILIPPINES--0.3%
Republic of Philippines 8.375%, 2/15/11 ..............        80         86,800
Republic of Philippines 10.625%, 3/16/25 .............        50         63,750
                                                                    -----------
                                                                        150,550
                                                                    -----------

TURKEY--0.1%
Republic of Turkey 7.375%, 2/5/25 ....................        25         25,938
-------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $655,517)                                              660,800
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--1.9%

AUSTRALIA--0.4%
Westfield Capital Corp. 144A 4.375%, 11/15/10(b) .....       175        169,391

CANADA--0.2%
Rogers Wireless Communications, Inc.
7.25%, 12/15/12 ......................................        75         79,218

CHILE--0.4%
Celulosa Arauco y Constitucion SA 5.625%, 4/20/15 ....       200        198,541

GERMANY--0.4%
Deutsche Telekom International Finance BV
8%, 6/15/10 ..........................................       175        198,410

MEXICO--0.1%
Pemex Project Funding Master Trust 144A
5.75%, 12/15/15(b) ...................................        50         49,750

RUSSIA--0.2%
Gazprom OAO 144A 5.625%, 7/22/13(b) ..................       100         99,460

SOUTH KOREA--0.2%
Korea Development Bank 5.50%, 11/13/12 ...............        90         91,919
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $895,779)                                              886,689
-------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         -------    -----------
DOMESTIC COMMON STOCKS--53.0%

ADVERTISING--2.0%
Harte-Hanks, Inc. ....................................    15,200    $   401,128
Omnicom Group, Inc. ..................................     6,100        519,293
                                                                    -----------
                                                                        920,421
                                                                    -----------

AEROSPACE & DEFENSE--1.5%
United Technologies Corp. ............................    12,200        682,102

AIR FREIGHT & LOGISTICS--0.8%
FedEx Corp. ..........................................     3,800        392,882

AIRLINES--0.6%
Alaska Air Group, Inc.(d) ............................     8,200        292,904

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Mellon Financial Corp. ...............................     7,400        253,450

CASINOS & GAMING--0.8%
Harrah's Entertainment, Inc. .........................     5,544        395,232

COMMUNICATIONS EQUIPMENT--2.9%
Cisco Systems, Inc.(d) ...............................    41,200        705,344
CommScope, Inc.(d) ...................................    15,600        314,028
Tellabs, Inc.(d) .....................................    29,200        318,280
                                                                    -----------
                                                                      1,337,652
                                                                    -----------
COMPUTER HARDWARE--2.0%
Dell, Inc.(d) ........................................     4,800        143,952
International Business Machines Corp. ................     9,400        772,680
                                                                    -----------
                                                                        916,632
                                                                    -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Alliance Data Systems Corp.(d) .......................    10,700        380,920

DIVERSIFIED BANKS--5.2%
Bank of America Corp. ................................    20,200        932,230
Wachovia Corp. .......................................    12,800        676,608
Wells Fargo & Co. ....................................    13,200        829,356
                                                                    -----------
                                                                      2,438,194
                                                                    -----------

DRUG RETAIL--0.5%
CVS Corp. ............................................     8,700        229,854

ELECTRIC UTILITIES--0.6%
DPL, Inc. ............................................    11,100        288,711

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Emerson Electric Co. .................................     3,200        239,040

ENVIRONMENTAL & FACILITIES SERVICES--0.9%
Waste Management, Inc. ...............................    14,400        437,040

22                     See Notes to Financial Statements

Phoenix Balanced Return Fund

                                                          SHARES       VALUE
                                                         -------    -----------
FOOTWEAR--0.5%
NIKE, Inc. Class B ...................................     2,900    $   251,691

HEALTH CARE EQUIPMENT--3.3%
Beckman Coulter, Inc. ................................     8,400        477,960
Fisher Scientific International, Inc.(d) .............    10,200        630,972
Thermo Electron Corp.(d) .............................    13,800        415,794
                                                                    -----------
                                                                      1,524,726
                                                                    -----------

HEALTH CARE SERVICES--0.6%
Express Scripts, Inc.(d) .............................     3,100        259,780

HOUSEHOLD PRODUCTS--2.9%
Colgate-Palmolive Co. ................................     6,700        367,495
Procter & Gamble Co. (The) ...........................    14,700        850,836
Spectrum Brands, Inc.(d) .............................     7,900        160,449
                                                                    -----------
                                                                      1,378,780
                                                                    -----------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.9%
Manpower, Inc. .......................................     9,400        437,100

INDUSTRIAL CONGLOMERATES--3.0%
General Electric Co. .................................    40,600      1,423,030

INDUSTRIAL MACHINERY--0.4%
Danaher Corp. ........................................     3,100        172,918

INTEGRATED OIL & GAS--1.6%
Exxon Mobil Corp. ....................................    13,300        747,061

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
AT&T, Inc. ...........................................     6,000        146,940
Verizon Communications, Inc. .........................     6,300        189,756
                                                                    -----------
                                                                        336,696
                                                                    -----------
INVESTMENT BANKING & BROKERAGE--1.0%
Merrill Lynch & Co., Inc. ............................     7,200        487,656

MANAGED HEALTH CARE--3.5%
Centene Corp.(d) .....................................    12,400        325,996
CIGNA Corp. ..........................................     3,800        424,460
Coventry Health Care, Inc.(d) ........................     4,700        267,712
WellCare Health Plans, Inc.(d) .......................     3,900        159,315
WellPoint, Inc.(d) ...................................     5,800        462,782
                                                                    -----------
                                                                      1,640,265
                                                                    -----------

MOVIES & ENTERTAINMENT--1.2%
Walt Disney Co. (The) ................................    22,800        546,516

MULTI-UTILITIES & UNREGULATED POWER--1.1%
PG&E Corp. ...........................................    13,600        504,832

                                                          SHARES       VALUE
                                                         -------    -----------
OIL & GAS DRILLING--0.9%
Patterson-UTI Energy, Inc. ...........................     4,400    $   144,980
Transocean, Inc.(d) ..................................     3,700        257,853
                                                                    -----------
                                                                        402,833
                                                                    -----------

OIL & GAS EXPLORATION & PRODUCTION--0.8%
Anadarko Petroleum Corp. .............................     3,800        360,050

OTHER DIVERSIFIED FINANCIAL SERVICES--2.3%
Citigroup, Inc. ......................................     6,800        330,004
JPMorgan Chase & Co. .................................    19,000        754,110
                                                                    -----------
                                                                      1,084,114
                                                                    -----------

PACKAGED FOODS & MEATS--0.7%
Dean Foods Co.(d) ....................................     4,700        177,002
Kellogg Co. ..........................................     3,500        151,270
                                                                    -----------
                                                                        328,272
                                                                    -----------

PHARMACEUTICALS--2.3%
Johnson & Johnson ....................................    12,500        751,250
Pfizer, Inc. .........................................    13,800        321,816
                                                                    -----------
                                                                      1,073,066
                                                                    -----------

RAILROADS--1.2%
Norfolk Southern Corp. ...............................    12,800        573,824

RESTAURANTS--0.7%
McDonald's Corp. .....................................    10,400        350,688

SEMICONDUCTORS--0.5%
Intel Corp. ..........................................     8,600        214,656

SOFT DRINKS--1.3%
Coca-Cola Co. (The) ..................................    14,700        592,557

SYSTEMS SOFTWARE--1.4%
Microsoft Corp. ......................................    24,900        651,135

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp. ..................................    11,587        270,672
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $23,097,315)                                         24,817,952
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(e)--2.0%

APPLICATION SOFTWARE--0.6%
Amdocs Ltd. (United States)(d) .......................    11,000        302,500

COMMUNICATIONS EQUIPMENT--0.6%
Alcatel SA Sponsored ADR (France)(d) .................    23,300        288,920

                       See Notes to Financial Statements                      23

Phoenix Balanced Return Fund

                                                       SHARES       VALUE
                                                      -------    -----------
ELECTRONIC MANUFACTURING SERVICES--0.8%
Flextronics International Ltd. (Singapore)(d) ....     34,100    $   356,004
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $990,284)                                           947,424
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.5%
SPDR Trust Series I ..............................      5,600        697,256
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $665,213)                                           697,256
----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--96.2%
(IDENTIFIED COST $43,532,736)                                     45,026,083
----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                      -------
SHORT-TERM INVESTMENTS--4.0%

COMMERCIAL PAPER(h)--4.0%
Sysco Corp. 4.15%, 1/3/06 ........................    $ 1,870      1,869,569
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,869,569)                                       1,869,569
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $45,402,305)                                     46,895,652(a)
Other assets and liabilities, net--(0.2)%                            (77,562)
                                                                 -----------
NET ASSETS--100.0%                                               $46,818,090
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,308,875 and gross depreciation of $837,385 for federal income tax purposes. At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $45,424,162.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to a value of $756,729 or 1.6% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)   Non-income producing.

(e) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(f)   Par value represents Australian Dollar.

(g)   Par value represents New Zealand Dollar.

(h)   The rate shown is the discount rate.

(i)   Table excludes short-term investments.

24                     See Notes to Financial Statements

Phoenix Balanced Return Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS
Investment securities at value
   (Identified cost $45,402,305)                                  $  46,895,652
Cash                                                                      8,379
Receivables
   Dividends and interest                                               211,931
   Fund shares sold                                                       4,627
Prepaid expenses                                                         28,011
                                                                  -------------
      Total assets                                                   47,148,600
                                                                  -------------
LIABILITIES
Payables
   Investment securities purchased                                      172,142
   Fund shares repurchased                                               40,378
   Investment advisory fee                                               32,187
   Transfer agent fee                                                    29,014
   Professional fee                                                      25,201
   Distribution and service fees                                         17,702
   Financial agent fee                                                    8,701
   Other accrued expenses                                                 5,185
                                                                  -------------
      Total liabilities                                                 330,510
                                                                  -------------
NET ASSETS                                                        $  46,818,090
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $  61,253,792
Distributions in excess of net investment income                        (16,773)
Accumulated net realized loss                                       (15,912,120)
Net unrealized appreciation                                           1,493,191
                                                                  -------------
NET ASSETS                                                        $  46,818,090
                                                                  =============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $34,988,764)                   1,288,745
Net asset value per share                                         $       27.15
Offering price per share $27.15/(1-5.75%)                         $       28.81

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $7,191,568)                      270,023
Net asset value and offering price per share                      $       26.63

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $4,637,758)                      173,644
Net asset value and offering price per share                      $       26.71

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005
INVESTMENT INCOME
Interest                                                          $   1,091,615
Dividends                                                               453,036
                                                                  -------------
      Total investment income                                         1,544,651
                                                                  -------------

EXPENSES
Investment advisory fee                                                 435,713
Service fees, Class A                                                   102,854
Distribution and service fees, Class B                                   84,341
Distribution and service fees, Class C                                   56,155
Financial agent fee                                                      64,151
Transfer agent                                                          130,923
Registration                                                             35,485
Professional                                                             33,991
Custodian                                                                29,531
Trustees                                                                 24,186
Printing                                                                 13,158
Miscellaneous                                                            23,571
                                                                  -------------
      Total expenses                                                  1,034,059
Less expenses reimbursed by financial agent                             (25,012)
Custodian fees paid indirectly                                           (1,039)
                                                                  -------------
      Net expenses                                                    1,008,008
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                            536,643
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              11,686,260
Net realized gain (loss) on foreign currency transactions                 5,371
Net change in unrealized appreciation (depreciation) on
   investments                                                      (13,137,771)
Net change in unrealized appreciation (depreciation) on
   foreign currency translation                                            (156)
                                                                  -------------
NET GAIN (LOSS) ON INVESTMENTS                                       (1,446,296)
                                                                  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                $    (909,653)
                                                                  =============

                       See Notes to Financial Statements                      25

Phoenix Balanced Return Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year Ended            Year Ended
                                                                                     December 31, 2005    December 31, 2004
                                                                                     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                                      $         536,643    $         700,128
   Net realized gain (loss)                                                                 11,691,631            4,880,745
   Net change in unrealized appreciation (depreciation)                                    (13,137,927)          (3,133,430)
                                                                                     -----------------    -----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                (909,653)           2,447,443
                                                                                     -----------------    -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (465,513)            (620,844)
   Net investment income, Class B                                                              (45,770)             (57,988)
   Net investment income, Class C                                                              (29,385)             (38,481)
                                                                                     -----------------    -----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (540,668)            (717,313)
                                                                                     -----------------    -----------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (91,855 and 420,609 shares, respectively)                   2,481,312           11,293,065
   Net asset value of shares issued from reinvestment of distributions
     (14,488 and 18,901 shares, respectively)                                                  394,931              522,599
   Cost of shares repurchased (624,889 and 861,360 shares, respectively)                   (16,946,165)         (23,261,816)
                                                                                     -----------------    -----------------
Total                                                                                      (14,069,922)         (11,446,152)
                                                                                     -----------------    -----------------
CLASS B
   Proceeds from sales of shares (15,870 and 27,660 shares, respectively)                      419,546              732,346
   Net asset value of shares issued from reinvestment of distributions
     (1,224 and 1,397 shares, respectively)                                                     32,752               37,919
   Cost of shares repurchased (137,295 and 193,856 shares, respectively)                    (3,623,778)          (5,108,571)
                                                                                     -----------------    -----------------
Total                                                                                       (3,171,480)          (4,338,306)
                                                                                     -----------------    -----------------
CLASS C
   Proceeds from sales of shares (7,865 and 19,435 shares, respectively)                       209,405              518,251
   Net asset value of shares issued from reinvestment of distributions
      (589 and 654 shares, respectively)                                                        15,784               17,797
   Cost of shares repurchased (100,411 and 65,068 shares, respectively)                     (2,655,071)          (1,730,500)
                                                                                     -----------------    -----------------
Total                                                                                       (2,429,882)          (1,194,452)
                                                                                     -----------------    -----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (19,671,284)         (16,978,910)
                                                                                     -----------------    -----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                   (21,121,605)         (15,248,780)

NET ASSETS
   Beginning of period                                                                      67,939,695           83,188,475
                                                                                     -----------------    -----------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
      UNDISTRIBUTED NET INVESTMENT INCOME OF $(16,773) AND $0, RESPECTIVELY]         $      46,818,090    $      67,939,695
                                                                                     =================    =================

26                     See Notes to Financial Statements

Phoenix Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS A
                                              ----------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------------------
                                                2005          2004         2003          2002         2001(3)
Net asset value, beginning of period          $   27.71    $   27.01    $   22.81     $    27.50     $   31.91
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.31(1)      0.36         0.25           0.31(1)       0.51(1)
   Net realized and unrealized gain               (0.50)        0.69         4.19          (4.65)        (4.38)
                                              ---------    ---------    ---------     ----------     ---------
      TOTAL FROM INVESTMENT OPERATIONS            (0.19)        1.05         4.44          (4.34)        (3.87)
                                              ---------    ---------    ---------     ----------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.37)       (0.35)       (0.24)         (0.35)        (0.54)
                                              ---------    ---------    ---------     ----------     ---------
      TOTAL DISTRIBUTIONS                         (0.37)       (0.35)       (0.24)         (0.35)        (0.54)
                                              ---------    ---------    ---------     ----------     ---------
Change in net asset value                         (0.56)        0.70         4.20          (4.69)        (4.41)
                                              ---------    ---------    ---------     ----------     ---------
NET ASSET VALUE, END OF PERIOD                $   27.15    $   27.71    $   27.01     $    22.81     $   27.50
                                              =========    =========    =========     ==========     =========
Total return(2)                                   (0.71%)       3.88%       19.49%        (15.78%)      (12.12%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $  34,989    $  50,082    $  60,208     $   61,780     $  96,054

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.64%        1.48%        1.50%          1.45%         1.30%
   Gross operating expenses                        1.68%        1.48%        1.50%          1.45%         1.30%
   Net investment income                           1.16%        1.12%        0.90%          1.24%         1.78%
Portfolio turnover                                  144%          34%          35%            45%           34%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

(3) As required, effective January 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.07, increase net realized and unrealized gains and losses per share by $0.07 and decrease the ratio of net investment income to average net assets from 2.01% to 1.78%.

                       See Notes to Financial Statements                      27

Phoenix Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS B
                                              ----------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------------------
                                                2005          2004         2003          2002         2001(3)
Net asset value, beginning of period          $   27.20    $   26.52    $   22.39     $    26.97     $   31.28
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.11(1)      0.08         0.02           0.12(1)       0.29(1)
   Net realized and unrealized gain               (0.51)        0.75         4.15          (4.55)        (4.30)
                                              ---------    ---------    ---------     ----------     ---------
      TOTAL FROM INVESTMENT OPERATIONS            (0.40)        0.83         4.17          (4.43)        (4.01)
                                              ---------    ---------    ---------     ----------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.17)       (0.15)       (0.04)         (0.15)        (0.30)
                                              ---------    ---------    ---------     ----------     ---------
      TOTAL DISTRIBUTIONS                         (0.17)       (0.15)       (0.04)         (0.15)        (0.30)
                                              ---------    ---------    ---------     ----------     ---------
Change in net asset value                         (0.57)        0.68         4.13          (4.58)        (4.31)
                                              ---------    ---------    ---------     ----------     ---------
NET ASSET VALUE, END OF PERIOD                $   26.63    $   27.20    $   26.52     $    22.39     $   26.97
                                              =========    =========    =========     ==========     =========
Total return(2)                                   (1.47)%       3.12%       18.62%        (16.43)%      (12.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $   7,192    $  10,613    $  14,720     $   15,773     $  24,515
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.39%        2.23%        2.25%          2.20%         2.05%
   Gross operating expenses                        2.43%        2.23%        2.25%          2.20%         2.05%
   Net investment income                           0.41%        0.34%        0.15%          0.49%         1.02%
Portfolio turnover                                  144%          34%          35%            45%           34%

                                                                          CLASS C
                                              ----------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------------------
                                                 2005         2004         2003          2002         2001(3)
Net asset value, beginning of period          $   27.28    $   26.59    $   22.46     $    27.03     $   31.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.11(1)      0.10         0.02           0.12(1)       0.28(1)
   Net realized and unrealized gain (loss)        (0.51)        0.74         4.15          (4.55)        (4.29)
                                              ---------    ---------    ---------     ----------     ---------
     TOTAL FROM INVESTMENT OPERATIONS             (0.40)        0.84         4.17          (4.43)        (4.01)
                                              ---------    ---------    ---------     ----------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.17)       (0.15)       (0.04)         (0.14)        (0.30)
                                              ---------    ---------    ---------     ----------     ---------
     TOTAL DISTRIBUTIONS                          (0.17)       (0.15)       (0.04)         (0.14)        (0.30)
                                              ---------    ---------    ---------     ----------     ---------
Change in net asset value                         (0.57)        0.69         4.13          (4.57)        (4.31)
                                              ---------    ---------    ---------     ----------     ---------
NET ASSET VALUE, END OF PERIOD                $   26.71    $   27.28    $   26.59     $    22.46     $   27.03
                                              =========    =========    =========     ==========     =========
Total return(2)                                   (1.47)%       3.14%       18.56%        (16.41)%      (12.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $   4,638    $   7,244    $   8,260     $    8,749     $  15,480
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.38%        2.23%        2.25%          2.20%         2.05%
   Gross operating expenses                        2.43%        2.23%        2.25%          2.20%         2.05%
   Net investment income                           0.41%        0.37%        0.15%          0.49%         1.00%
Portfolio turnover                                  144%          34%          35%            45%           34%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

(3) As required, effective January 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.07 and $0.08, increase net realized and unrealized gains and losses per share by $0.07 and $0.08 and decrease the ratio of net investment income to average net assets from 1.27% to 1.02% and 1.27% to 1.00% for Classes B and C, respectively.

28                      See Notes to Financial Statements

PHOENIX NIFTY FIFTY FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: HOW DID THE PHOENIX NIFTY FIFTY FUND PERFORM FOR ITS FISCAL YEAR ENDED DECEMBER 31, 2005?

A: For the fiscal year ended December 31, 2005, the Fund's Class A shares returned 3.79%, Class B shares returned 3.05%, and Class C shares returned 3.05%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 4.93%, and the Russell 1000(R) Growth Index, the Fund's style-specific benchmark, returned 5.26%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: In 2005, the U.S. experienced strong corporate profit growth, expected to be over 13%, a surprisingly strong economy with real GDP averaging near 4%, and strong consumer spending. So why didn't the markets reflect the strong economic and corporate backdrop? Our belief is that investors were, and remain, concerned the Federal Reserve (the "Fed") will raise interest rates too far and push the economy into a deeper than expected slowdown. However, we are encouraged by the minutes from the last Fed meeting of 2005, which suggested that the tightening may be near an end. In fact, the markets rallied the day the news was released. In 1994 and 1984, the Fed tightened rates but stopped before driving the economy into recession, and the markets rallied strongly the year after. This is what we expect for 2006. We originally thought the Fed would finish tightening by last fall, but the economy did not slow as expected. So our forecast has not changed, just the timing. We expect that the combination of the delay and the strong corporate profit growth of 2005 means the market is even more undervalued, and the upside potential better.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: For the year, we finished slightly behind the benchmark. The biggest positive contributor to performance for the year was stock selection in the health care sector. We experienced very strong gains by biotech firms Genentech and Gilead Sciences. Both companies continued to benefit from robust new product pipelines. In addition, Amgen also outperformed the benchmark for the year. Outside of biotech, generic drug maker Teva Pharmaceutical also significantly outperformed. In technology, the big winners for the year were Apple Computer and our bet on semiconductors including Taiwan Semiconductor and Texas Instruments.

      The biggest detractor to performance in 2005 was our lack of exposure to energy. Though energy represented less than 3% of the benchmark, the energy sector was up over 50% for the year. This hurt relative performance quite a bit. Despite missing the move in commodity costs in 2005, we continue to believe that energy costs are inflated and therefore we are reluctant to chase performance in this sector. From a stock-specific perspective, our two biggest losers for the year were Dell and Kinetic Concepts. Additionally, Avon Products and United Parcel Service also negatively contributed to performance for the year.

                                                                    JANUARY 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Nifty Fifty Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                         PERIODS ENDING 12/31/05
--------------------------------------------------------------------------------

                                                  1 YEAR    5 YEARS    10 YEARS
                                                  ------    -------    --------
Class A Shares at NAV(2)                            3.79%     (9.35)%      2.99%
Class A Shares at POP(3)                           (2.18)    (10.41)       2.39

Class B Shares at NAV(2)                            3.05     (10.03)       2.23
Class B Shares with CDSC(4)                        (0.95)    (10.03)       2.23

Class C Shares at NAV(2)                            3.05     (10.02)       2.23
Class C Shares with CDSC(4)                         3.05     (10.02)       2.23

S&P 500(R) Index                                    4.93       0.55        9.12
Russell 1000(R) Growth Index                        5.26      (3.58)       6.73

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/95 in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charge which is 1% the first year and 0% thereafter. Performance assumes dividends and capital gain distributions are reinvested.


[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

          Phoenix              Phoenix              Phoenix
      Nifty Fifty Fund     Nifty Fifty Fund     Nifty Fifty Fund        S&P 500         Russell 1000
          Class A              Class B              Class C              Index          Growth Index
      ----------------     ----------------     ----------------       ----------     --------------

1995      $ 9,425              $10,000              $10,000              $10,000           $10,000
1996       11,925               12,560               12,560               12,325            12,312
1997       14,217               14,862               14,862               16,438            16,066
1998       19,212               19,937               19,937               21,165            22,284
1999       25,452               26,210               26,210               25,639            29,674
2000       20,678               21,140               21,135               23,283            23,020
2001       13,035               13,224               13,225               20,518            18,318
2002        8,817                8,880                8,881               15,984            13,211
2003       11,589               11,576               11,577               20,573            17,141
2004       12,198               12,093               12,094               22,807            18,220
2005       12,660               12,462               12,464               23,931            19,179

For information regarding the indexes, see the glossary on page 3.

Phoenix Nifty Fifty Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Nifty Fifty Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                             Beginning           Ending        Expenses Paid
   Nifty Fifty Fund        Account Value     Account Value        During
        Class A            June 30, 2005   December 31, 2005      Period*
-----------------------    -------------   -----------------   --------------
Actual                      $ 1,000.00         $ 1,066.00         $  8.68

Hypothetical (5% return
   before expenses)           1,000.00           1,016.70            8.51

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.67%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 3.79%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $1,037.90.

                             Beginning           Ending        Expenses Paid
   Nifty Fifty Fund        Account Value     Account Value        During
        Class B            June 30, 2005   December 31, 2005      Period*
-----------------------    -------------   -----------------   --------------
Actual                      $ 1,000.00         $ 1,062.30         $ 12.56

Hypothetical (5% return
   before expenses)           1,000.00           1,012.87           12.34

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.42%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 3.05%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $1,030.50.

                             Beginning           Ending        Expenses Paid
   Nifty Fifty Fund        Account Value     Account Value        During
        Class C            June 30, 2005   December 31, 2005      Period*
-----------------------    -------------   -----------------   --------------
Actual                      $ 1,000.00         $ 1,061.70         $ 12.56

Hypothetical (5% return
   before expenses)           1,000.00           1,012.87           12.34

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.42%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 3.05%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $1,030.50.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Nifty Fifty Fund

--------------------------------------------------------------------------------
  TEN LARGEST HOLDINGS AT DECEMBER 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(e)
--------------------------------------------------------------------------------
 1.  General Electric Co.                                                   5.9%
 2.  Lowe's Cos., Inc.                                                      4.7%
 3.  Medtronic, Inc.                                                        4.5%
 4.  Amgen, Inc.                                                            4.2%
 5.  Intel Corp.                                                            4.2%
 6.  Cisco Systems, Inc.                                                    4.0%
 7.  Citigroup, Inc.                                                        3.2%
 8.  Procter & Gamble Co. (The)                                             3.2%
 9.  Target Corp.                                                           3.1%
10.  First Data Corp.                                                       3.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology       30%
Consumer Discretionary       21
Health Care                  16
Industrials                  15
Financials                    8
Consumer Staples              7
Other                         3



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                                        SHARES       VALUE
                                                      ----------  -----------
DOMESTIC COMMON STOCKS--91.4%

AIR FREIGHT & LOGISTICS--4.6%
FedEx Corp. ........................................      16,500  $ 1,705,935
United Parcel Service, Inc. Class B ................      19,400    1,457,910
                                                                  -----------
                                                                    3,163,845
                                                                  -----------
APPLICATION SOFTWARE--1.4%
Adobe Systems, Inc. ................................      25,300      935,088

BIOTECHNOLOGY--6.9%
Amgen, Inc.(b) .....................................      36,200    2,854,732
Genentech, Inc.(b) .................................      11,400    1,054,500
Gilead Sciences, Inc.(b) ...........................      14,800      778,924
                                                                  -----------
                                                                    4,688,156
                                                                  -----------
COMMUNICATIONS EQUIPMENT--5.0%
Cisco Systems, Inc.(b) .............................     160,348    2,745,158
QUALCOMM, Inc. .....................................      16,100      693,588
                                                                  -----------
                                                                    3,438,746
                                                                  -----------

                                                        SHARES       VALUE
                                                      ----------  -----------
COMPUTER HARDWARE--3.4%
Apple Computer, Inc.(b) ............................      19,300  $ 1,387,477
Dell, Inc.(b) ......................................      31,400      941,686
                                                                  -----------
                                                                    2,329,163
                                                                  -----------
CONSUMER FINANCE--2.3%
SLM Corp. ..........................................      27,900    1,537,011

DATA PROCESSING & OUTSOURCED SERVICES--3.0%
First Data Corp. ...................................      47,800    2,055,878

DEPARTMENT STORES--1.1%
Kohl's Corp.(b) ....................................      15,200      738,720

DRUG RETAIL--1.6%
Walgreen Co. .......................................      24,200    1,071,092

FOOTWEAR--1.5%
NIKE, Inc. Class B .................................      11,600    1,006,764

GENERAL MERCHANDISE STORES--3.1%
Target Corp. .......................................      38,300    2,105,351


32                       See Notes to Financial Statements

Phoenix Nifty Fifty Fund
                                                        SHARES       VALUE
                                                      ----------  -----------
HEALTH CARE EQUIPMENT--4.5%
Medtronic, Inc. ....................................      52,700  $ 3,033,939

HEALTH CARE SERVICES--1.7%
Medco Health Solutions, Inc.(b) ....................      21,200    1,182,960

HOME IMPROVEMENT RETAIL--4.7%
Lowe's Cos., Inc. ..................................      48,200    3,213,012

HOUSEHOLD PRODUCTS--3.2%
Procter & Gamble Co. (The) .........................      37,400    2,164,712

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.6%
Monster Worldwide, Inc.(b) .........................      26,400    1,077,648

INDUSTRIAL CONGLOMERATES--5.9%
General Electric Co. ...............................     114,100    3,999,205

INDUSTRIAL MACHINERY--2.2%
Illinois Tool Works, Inc. ..........................      16,700    1,469,433

INTERNET RETAIL--2.2%
eBay, Inc.(b) ......................................      34,200    1,479,150

INTERNET SOFTWARE & SERVICES--2.7%
Yahoo!, Inc.(b) ....................................      47,500    1,861,050

INVESTMENT BANKING & BROKERAGE--2.2%
Morgan Stanley .....................................      26,600    1,509,284

MANAGED HEALTH CARE--1.6%
UnitedHealth Group, Inc. ...........................      17,600    1,093,664

MOVIES & ENTERTAINMENT--4.9%
News Corp. Class B .................................     117,900    1,958,319
Walt Disney Co. (The) ..............................      58,300    1,397,451
                                                                  -----------
                                                                    3,355,770
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.2%
Citigroup, Inc. ....................................      44,800    2,174,144

RESTAURANTS--2.0%
Starbucks Corp.(b) .................................      45,700    1,371,457

SEMICONDUCTORS--6.2%
Intel Corp. ........................................     114,000    2,845,440
Maxim Integrated Products, Inc. ....................      38,400    1,391,616
                                                                  -----------
                                                                    4,237,056
                                                                  -----------

                                                        SHARES       VALUE
                                                      ----------  -----------
SOFT DRINKS--2.4%
PepsiCo, Inc. ......................................      27,900  $ 1,648,332

SPECIALTY STORES--2.0%
Staples, Inc. ......................................      61,300    1,392,123

SYSTEMS SOFTWARE--3.0%
Microsoft Corp. ....................................      78,100    2,042,315

TRADING COMPANIES & DISTRIBUTORS--1.3%
Fastenal Co. .......................................      22,400      877,856
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $47,401,521)                                      62,252,924
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--7.1%

APPLICATION SOFTWARE--3.0%
SAP AG Sponsored ADR (Germany) .....................      45,100    2,032,657

PHARMACEUTICALS--1.5%
Teva Pharmaceutical Industries Ltd.
Sponsored ADR (United States) ......................      23,400    1,006,434

SEMICONDUCTORS--2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.
Sponsored ADR (Taiwan) .............................     177,199    1,756,043
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,678,515)                                        4,795,134
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $51,080,036)                                      67,048,058
-----------------------------------------------------------------------------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENTS--2.1%

COMMERCIAL PAPER(d)--2.1%
UBS Finance Delaware LLC 4.19%, 1/3/06                $   1,450     1,449,662
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,449,662)                                        1,449,662
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $52,529,698)                                      68,497,720(a)

Other assets and liabilities, net--(0.6)%                            (396,053)
                                                                 ------------
NET ASSETS--100.0%                                               $ 68,101,667
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,180,699 and gross depreciation of $278,453 for federal income tax purposes. At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $52,595,474.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.

(e)   Table excludes short-term investments.

                      See Notes to Financial Statements                       33

Phoenix Nifty Fifty Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS
Investment securities at value
   (Identified cost $52,529,698)                                   $ 68,497,720
Cash                                                                      4,611
Receivables
   Dividends                                                             73,709
   Fund shares sold                                                      45,617
   Receivable from financial agent                                          818
Prepaid expenses                                                         16,951
                                                                   ------------
      Total assets                                                   68,639,426
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              372,996
   Transfer agent fee                                                    52,030
   Investment advisory fee                                               51,935
   Distribution and service fees                                         24,964
   Other accrued expenses                                                35,834
                                                                   ------------
      Total liabilities                                                 537,759
                                                                   ------------
NET ASSETS                                                         $ 68,101,667
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $128,807,104
Accumulated net realized loss                                       (76,673,459)
Net unrealized appreciation                                          15,968,022
                                                                   ------------
NET ASSETS                                                         $ 68,101,667
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $52,723,761)                   2,788,365
Net asset value per share                                          $      18.91
Offering price per share $18.91/(1-5.75%)                          $      20.06

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $7,967,606)                      472,270
Net asset value and offering price per share                       $      16.87

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $7,410,300)                      439,266
Net asset value and offering price per share                       $      16.87

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME
Dividends                                                          $    678,512
Interest                                                                 41,283
Foreign taxes withheld                                                  (22,427)
                                                                   ------------
      Total investment income                                           697,368
                                                                   ------------
EXPENSES
Investment advisory fee                                                 659,835
Service fees, Class A                                                   147,228
Distribution and service fees, Class B                                   90,584
Distribution and service fees, Class C                                   82,796
Financial agent fee                                                      75,610
Transfer agent                                                          254,518
Printing                                                                 35,393
Registration                                                             33,409
Professional                                                             31,700
Trustees                                                                 24,186
Custodian                                                                14,431
Miscellaneous                                                            25,541
                                                                   ------------
      Total expenses                                                  1,475,231
Less expenses reimbursed by financial agent                             (83,932)
Custodian fees paid indirectly                                               (7)
                                                                   ------------
      Net expenses                                                    1,391,292
                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                           (693,924)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              12,233,708
Net change in unrealized appreciation (depreciation) on
   investments                                                       (9,677,829)
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS                                        2,555,879
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $  1,861,955
                                                                   ============

34                      See Notes to Financial Statements

Phoenix Nifty Fifty Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended           Year Ended
                                                                                 December 31, 2005    December 31, 2004
                                                                                 -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                                  $        (693,924)   $        (593,823)
   Net realized gain (loss)                                                             12,233,708            9,494,491
   Net change in unrealized appreciation (depreciation)                                 (9,677,829)          (4,333,030)
                                                                                 -----------------    -----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           1,861,955            4,567,638
                                                                                 -----------------    -----------------

FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (263,439 and 385,076 shares, respectively)              4,661,796            6,725,494
   Cost of shares repurchased (1,362,985 and 1,477,673 shares, respectively)           (24,347,872)         (25,741,759)
                                                                                 -----------------    -----------------
Total                                                                                  (19,686,076)         (19,016,265)
                                                                                 -----------------    -----------------
CLASS B
   Proceeds from sales of shares (17,841 and 39,430 shares, respectively)                  286,972              619,845
   Cost of shares repurchased (250,233 and 403,329 shares, respectively)                (3,981,189)          (6,318,616)
                                                                                 -----------------    -----------------
Total                                                                                   (3,694,217)          (5,698,771)
                                                                                 -----------------    -----------------

CLASS C
   Proceeds from sales of shares (21,066 and 60,333 shares, respectively)                  336,566              955,605
   Cost of shares repurchased (191,647 and 207,935 shares, respectively)                (3,068,853)          (3,273,370)
                                                                                 -----------------    -----------------
Total                                                                                   (2,732,287)          (2,317,765)
                                                                                 -----------------    -----------------

   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                           (26,112,580)         (27,032,801)
                                                                                 -----------------    -----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                               (24,250,625)         (22,465,163)

NET ASSETS
   Beginning of period                                                                  92,352,292          114,817,455
                                                                                 -----------------    -----------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $0 AND $0, RESPECTIVELY]                                                    $      68,101,667    $      92,352,292
                                                                                 =================    =================

                      See Notes to Financial Statements                       35

Phoenix Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS A
                                             ----------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                2005          2004          2003         2002          2001
Net asset value, beginning of period         $   18.22     $   17.31     $   13.17    $   19.47     $   31.10
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.13)        (0.07)        (0.14)       (0.15)        (0.23)
   Net realized and unrealized gain (loss)        0.82          0.98          4.28        (6.15)       (11.27)
                                             ---------     ---------     ---------    ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS            0.69          0.91          4.14        (6.30)       (11.50)
                                             ---------     ---------     ---------    ---------     ---------
LESS DISTRIBUTIONS
   Distributions from net realized gains            --            --            --           --         (0.13)
                                             ---------     ---------     ---------    ---------     ---------
      TOTAL DISTRIBUTIONS                           --            --            --           --         (0.13)
                                             ---------     ---------     ---------    ---------     ---------
Change in net asset value                         0.69          0.91          4.14        (6.30)       (11.63)
                                             ---------     ---------     ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD               $   18.91     $   18.22     $   17.31    $   13.17     $   19.47
                                             =========     =========     =========    =========     =========

Total return(2)                                   3.79%         5.26%        31.44%      (32.36)%      (36.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $  52,724     $  70,827     $  86,195    $  74,605     $ 136,618

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.65%         1.60%         1.59%        1.56%         1.47%
   Gross operating expenses                       1.76%         1.66%         1.69%        1.64%         1.47%
   Net investment income (loss)                  (0.74)%       (0.40)%       (0.90)%      (0.94)%       (1.00)%
Portfolio turnover                                  60%           53%           51%          66%           40%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

36                       See Notes to Financial Statements

Phoenix Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS B
                                             ----------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                2005          2004          2003         2002          2001
Net asset value, beginning of period         $   16.37     $   15.67     $   12.02    $   17.90     $   28.83
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.24)        (0.19)        (0.22)       (0.25)        (0.37)
   Net realized and unrealized gain (loss)        0.74          0.89          3.87        (5.63)       (10.43)
                                             ---------     ---------     ---------    ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS            0.50          0.70          3.65        (5.88)       (10.80)
                                             ---------     ---------     ---------    ---------     ---------
LESS DISTRIBUTIONS
   Distributions from net realized gains            --            --            --           --         (0.13)
                                             ---------     ---------     ---------    ---------     ---------
      TOTAL DISTRIBUTIONS                           --            --            --           --         (0.13)
                                             ---------     ---------     ---------    ---------     ---------
Change in net asset value                         0.50          0.70          3.65        (5.88)       (10.93)
                                             ---------     ---------     ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD               $   16.87     $   16.37     $   15.67    $   12.02     $   17.90
                                             =========     =========     =========    =========     =========
Total return(2)                                   3.05%         4.47%        30.37%      (32.85)%      (37.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $   7,968     $  11,539     $  16,749    $  19,848     $  46,586

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.40%         2.35%         2.34%        2.31%         2.22%
   Gross operating expenses                       2.52%         2.41%         2.44%        2.39%         2.22%
   Net investment income (loss)                  (1.49)%       (1.19)%       (1.66)%      (1.70)%       (1.75)%
Portfolio turnover                                  60%           53%           51%          66%           40%

                                                                          CLASS C
                                             ----------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                2005          2004          2003         2002          2001
Net asset value, beginning of period         $   16.38     $   15.67     $   12.02    $   17.90     $   28.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.24)        (0.18)        (0.23)       (0.25)        (0.37)
   Net realized and unrealized gain (loss)        0.73          0.89          3.88        (5.63)       (10.42)
                                             ---------     ---------     ---------    ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS            0.49          0.71          3.65        (5.88)       (10.79)
                                             ---------     ---------     ---------    ---------     ---------
LESS DISTRIBUTIONS
   Distributions from net realized gains            --            --            --           --         (0.13)
                                             ---------     ---------     ---------    ---------     ---------
      TOTAL DISTRIBUTIONS                           --            --            --           --         (0.13)
                                             ---------     ---------     ---------    ---------     ---------
Change in net asset value                         0.49          0.71          3.65        (5.88)       (10.92)
                                             ---------     ---------     ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD               $   16.87     $   16.38     $   15.67    $   12.02     $   17.90
                                             =========     =========     =========    =========     =========
Total return(2)                                   3.05%         4.47%        30.37%      (32.85)%      (37.43)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $   7,410     $   9,986     $  11,873    $  11,020     $  23,490

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.40%         2.36%         2.34%        2.31%         2.22%
   Gross operating expenses                       2.52%         2.41%         2.44%        2.39%         2.22%
   Net investment income (loss)                  (1.49)%       (1.14)%       (1.65)%      (1.69)%       (1.75)%
Portfolio turnover                                  60%           53%           51%          66%           40%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

                      See Notes to Financial Statements                       37

PHOENIX SMALL-CAP GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: HOW DID THE PHOENIX SMALL-CAP GROWTH FUND PERFORM FOR ITS FISCAL YEAR ENDED DECEMBER 31, 2005?

A: For the fiscal year ended December 31, 2005, the Fund's Class A shares returned 9.75%, Class B shares returned 8.95%, and Class C shares returned 8.92%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 4.93%, and the Russell 2000(R) Growth Index, the Fund's style-specific benchmark, returned 4.15%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: During the year, the financial media was worried about plenty -- rising interest rates, real estate bubbles, a tapped-out consumer, U.S. trade deficits, a looming recession and more. However the market climbed this wall of worry to post its third straight year of positive performance. Earnings growth of the Russell 2000 Growth Index was up approximately 19% in 2005 while posting growth of 88% in 2004. In fact, over the past four years, the Russell 2000 Growth has posted compounded average earnings growth of 26%. Part of the reason behind the strength has been a rebound in net profit margins, which have tripled since 2002, from a low of 0.9% to the current level of 2.7%. Small companies have shown great flexibility in cutting costs out of their businesses after the recession, which has fueled much of the rise. However, it is interesting to note that despite the jump in net profit margins to 2.7%, we are still below the long-term median of 3.7%. So, in our opinion, there is room to go up, giving a tail wind to earnings growth.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: In 2005, the hot sector in the market was energy, which was up significantly on the heels of rising oil and gas prices. Having very little dollars invested in this sector detracted from overall performance, however, we made up in other sectors. Specifically, we performed well in consumer staples and information technology.

      The biggest contributor to performance in consumer staples was Hansen Natural. Helped by growth from its energy drink Monster, the company's stock was up 287% in 2005. Technology was another strong performer in the portfolio, despite being the weakest sector in the index.

      We believe the Fund's good performance is the result of our strict investment criteria. The companies we buy must have three primary characteristics -- high earnings growth, high or improving return on invested capital, and sustainable competitive advantages.

                                                                    JANUARY 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Small-Cap Growth Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                         PERIODS ENDING 12/31/05
--------------------------------------------------------------------------------

                                                           INCEPTION   INCEPTION
                               1 YEAR  5 YEARS  10 YEARS  TO 12/31/05     DATE
                               ------  -------  --------  -----------  ---------

Class A Shares at NAV(2)        9.75%  (3.03)%    11.52%          --         --
Class A Shares at POP(3)        3.44   (4.18)     10.86           --         --

Class B Shares at NAV(2)        8.95   (3.76)        --         8.08%   9/18/96
Class B Shares with CDSC(4)     4.95   (3.76)        --         8.08    9/18/96

Class C Shares at NAV(2)        8.92   (3.76)        --         7.08    10/8/96
Class C Shares with CDSC(4)     8.92   (3.76)        --         7.08    10/8/96

S&P 500(R) Index(5)             4.93    0.55       9.12       Note 5     Note 5

Russell 2000(R) Growth
Index(6)                        4.15    2.28       4.69       Note 6     Note 6

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) INDEX PERFORMANCE IS 8.45% FOR CLASS B (SINCE 9/18/96) AND 8.17% FOR CLASS C (SINCE 10/8/96), RESPECTIVELY.

(6) INDEX PERFORMANCE IS 4.12% FOR CLASS B (SINCE 9/18/96) AND 3.93% FOR CLASS C (SINCE 10/8/96), RESPECTIVELY.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/95 in Class A shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                Phoenix
               Small-Cap
              Growth Fund            S&P 500           Russell 2000
               Class A                Index            Growth Index
              -----------           ----------        ---------------

1995            $ 9,425              $10,000              $10,000
1996             14,360               12,325               11,126
1997             18,153               16,438               12,567
1998             20,748               21,165               12,721
1999             38,299               25,639               18,203
2000             32,707               23,283               14,120
2001             22,902               20,518               12,817
2002             15,914               15,984               8,938
2003             23,600               20,573               13,277
2004             25,547               22,807               15,177
2005             28,037               23,931               15,807

For information regarding the indexes, see the glossary on page 3.

Phoenix Small-Cap Growth Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                               Beginning            Ending         Expenses Paid
  Small-Cap Growth Fund      Account Value      Account Value          During
        Class A              June 30, 2005    December 31, 2005       Period*
-------------------------    -------------    -----------------    -------------
Actual                         $1,000.00          $1,080.70            $8.31

Hypothetical (5% return
  before expenses)              1,000.00           1,017.12             8.09

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.58%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 9.75%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $1,097.50.

                               Beginning            Ending         Expenses Paid
  Small-Cap Growth Fund      Account Value      Account Value          During
        Class B              June 30, 2005    December 31, 2005       Period*
-------------------------    -------------    -----------------    -------------
Actual                         $1,000.00          $1,076.70           $12.26

Hypothetical (5% return
  before expenses)              1,000.00           1,013.25            11.96

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.34%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 8.95%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $1,089.50.

                               Beginning            Ending         Expenses Paid
  Small-Cap Growth Fund      Account Value      Account Value          During
        Class C              June 30, 2005    December 31, 2005       Period*
-------------------------    -------------    -----------------    -------------
Actual                         $1,000.00          $1,076.40           $12.26

Hypothetical (5% return
  before expenses)              1,000.00           1,013.25            11.96

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.34%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 8.92%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT DECEMBER 31, 2005 OF $1,089.20.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Small-Cap Growth Fund

--------------------------------------------------------------------------------
  TEN LARGEST HOLDINGS AT DECEMBER 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(e)
--------------------------------------------------------------------------------
 1.  j2 Global Communications, Inc.                                         4.5%
 2.  Hansen Natural Corp.                                                   4.2%
 3.  ARM Holdings plc Sponsored ADR                                         4.0%
 4.  Stewart (W.P.) & Co. Ltd.                                              3.8%
 5.  GAMCO Investors, Inc. Class A                                          3.7%
 6.  Avid Technology, Inc.                                                  3.5%
 7.  INAMED Corp.                                                           3.4%
 8.  Nektar Therapeutics                                                    3.4%
 9.  O2Micro International Ltd. ADR                                         3.3%
10.  Advisory Board Co. (The)                                               2.9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology              32%
Consumer Discretionary              21
Health Care                         18
Industrials                         11
Financials                           9
Consumer Staples                     5
Telecommunication Services           2
Other                                2

                            SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                                        SHARES        VALUE
                                                      ----------  ------------
DOMESTIC COMMON STOCKS--86.2%

AIR FREIGHT & LOGISTICS--1.0%
Pacer International, Inc. ..........................      89,000  $  2,319,340

APPLICATION SOFTWARE--1.4%
Blackboard, Inc.(b) ................................     110,000     3,187,800

ASSET MANAGEMENT & CUSTODY BANKS--3.7%
GAMCO Investors, Inc. Class A ......................     199,000     8,662,470

AUTOMOBILE MANUFACTURERS--0.5%
Winnebago Industries, Inc. .........................      34,000     1,131,520

AUTOMOTIVE RETAIL--1.8%
Advance Auto Parts, Inc.(b) ........................      94,000     4,085,240

BIOTECHNOLOGY--10.7%
Abgenix, Inc.(b) ...................................     114,000     2,452,140
Coley Pharmaceutical Group, Inc.(b) ................      32,300       489,668
Critical Therapeutics, Inc.(b) .....................     173,000     1,242,140
ICOS Corp.(b) ......................................      81,000     2,238,030
Inhibitex, Inc.(b) .................................     312,700     2,626,680
Nektar Therapeutics(b) .............................     475,000     7,818,500

                                                        SHARES        VALUE
                                                      ----------  ------------
BIOTECHNOLOGY--CONTINUED
Neurocrine Biosciences, Inc.(b) ....................      73,000  $  4,579,290
NPS Pharmaceuticals, Inc.(b) .......................     118,000     1,397,120
Nuvelo, Inc.(b) ....................................     275,000     2,230,250
                                                                  ------------
                                                                    25,073,818
                                                                  ------------
BROADCASTING & CABLE TV--0.4%
WorldSpace, Inc. Class A(b) ........................      70,000     1,015,700

CASINOS & GAMING--3.4%
Multimedia Games, Inc.(b) ..........................     167,000     1,544,750
Scientific Games Corp. Class A(b) ..................     189,000     5,155,920
Shuffle Master, Inc.(b) ............................      48,000     1,206,720
                                                                  ------------
                                                                     7,907,390
                                                                  ------------
COMMUNICATIONS EQUIPMENT--2.7%
SafeNet, Inc.(b) ...................................     163,000     5,251,860
Telkonet, Inc.(b) ..................................     271,000     1,124,650
                                                                  ------------
                                                                     6,376,510
                                                                  ------------

                       See Notes to Financial Statements                      41

Phoenix Small-Cap Growth Fund

                                                        SHARES        VALUE
                                                      ----------  ------------
COMPUTER HARDWARE--4.9%
Avid Technology, Inc.(b) ...........................     150,000  $  8,214,000
Stratasys, Inc.(b) .................................     133,000     3,326,330
                                                                  ------------
                                                                    11,540,330
                                                                  ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
MoneyGram International, Inc. ......................      81,000     2,112,480

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--7.1%
Advisory Board Co. (The)(b) ........................     142,000     6,769,140
Corporate Executive Board Co. (The) ................      75,000     6,727,500
Tetra Tech, Inc.(b) ................................     194,000     3,039,980
                                                                  ------------
                                                                    16,536,620
                                                                  ------------
EDUCATION SERVICES--1.8%
Lincoln Educational Services Corp.(b) ..............      54,000       770,040
Strayer Education, Inc. ............................      36,000     3,373,200
                                                                  ------------
                                                                     4,143,240
                                                                  ------------
GENERAL MERCHANDISE STORES--0.1%
99 Cents Only Stores(b) ............................      31,000       324,260

HEALTH CARE EQUIPMENT--3.8%
Conor Medsystems, Inc.(b) ..........................      40,000       774,000
INAMED Corp.(b) ....................................      91,000     7,978,880
                                                                  ------------
                                                                     8,752,880
                                                                  ------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.6%
Resources Connection, Inc.(b) ......................      54,000     1,407,240

INTERNET SOFTWARE & SERVICES--8.5%
CNET Networks, Inc.(b) .............................     160,000     2,350,400
Digitas, Inc.(b) ...................................     154,000     1,928,080
Equinix, Inc.(b) ...................................      99,300     4,047,468
j2 Global Communications, Inc.(b) ..................     244,000    10,428,560
NetRatings, Inc.(b) ................................      93,000     1,146,690
                                                                  ------------
                                                                    19,901,198
                                                                  ------------
LEISURE FACILITIES--2.4%
Life Time Fitness, Inc.(b) .........................     149,000     5,675,410

LEISURE PRODUCTS--3.2%
MarineMax, Inc.(b) .................................      71,000     2,241,470
Marvel Entertainment, Inc.(b) ......................      87,000     1,425,060
Polaris Industries, Inc. ...........................      76,000     3,815,200
                                                                  ------------
                                                                     7,481,730
                                                                  ------------
MOVIES & ENTERTAINMENT--0.5%
CKX, Inc.(b) .......................................      93,000     1,209,000

                                                        SHARES        VALUE
                                                      ----------  ------------
OFFICE SERVICES & SUPPLIES--2.0%
PeopleSupport, Inc.(b) .............................     537,000  $  4,559,130

PACKAGED FOODS & MEATS--0.5%
Hain Celestial Group, Inc. (The)(b) ................      52,000     1,100,320

PHARMACEUTICALS--3.8%
Barrier Therapeutics, Inc.(b) ......................      62,000       508,400
Medicis Pharmaceutical Corp. Class A ...............      37,000     1,185,850
MGI Pharma, Inc.(b) ................................     263,000     4,513,080
Sepracor, Inc.(b) ..................................      49,194     2,538,411
                                                                  ------------
                                                                     8,745,741
                                                                  ------------
RESTAURANTS--2.8%
Chang's (P.F.) China Bistro, Inc.(b) ...............      24,000     1,191,120
Cheesecake Factory, Inc. (The)(b) ..................     142,000     5,309,380
                                                                  ------------
                                                                     6,500,500
                                                                  ------------
SEMICONDUCTORS--5.8%
Integrated Device Technology, Inc.(b) ..............     172,000     2,266,960
Mindspeed Technologies, Inc.(b) ....................   1,915,000     4,500,250
ON Semiconductor Corp.(b) ..........................     948,000     5,242,440
Semtech Corp.(b) ...................................      82,000     1,497,320
                                                                  ------------
                                                                    13,506,970
                                                                  ------------
SOFT DRINKS--4.2%
Hansen Natural Corp.(b) ............................     125,000     9,851,250

SPECIALIZED CONSUMER SERVICES--1.6%
Collectors Universe, Inc.(b) .......................     232,000     3,739,840

SPECIALTY STORES--2.1%
Guitar Center, Inc.(b) .............................      99,000     4,950,990

THRIFTS & MORTGAGE FINANCE--2.0%
Federal Agricultural Mortgage Corp. Class C ........     154,000     4,609,220

WIRELESS TELECOMMUNICATION SERVICES--2.0%
InPhonic, Inc.(b) ..................................     539,000     4,683,910
------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $141,643,714)                                     201,092,047
------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--13.2%

APPLICATION SOFTWARE--0.8%
Retalix Ltd. (United States)(b) ....................      79,000     1,932,340

ASSET MANAGEMENT & CUSTODY BANKS--3.9%
Stewart (W.P.) & Co. Ltd. (United States) ..........     380,000     8,956,600

HEALTH CARE EQUIPMENT--0.3%
Given Imaging Ltd. (United States)(b) ..............      28,736       749,923

42                     See Notes to Financial Statements

Phoenix Small-Cap Growth Fund

                                                        SHARES       VALUE
                                                      ---------- ------------
MOVIES & ENTERTAINMENT--0.8%
Imax Corp. (United States)(b) ......................     275,000 $  1,941,500

SEMICONDUCTORS--7.4%
ARM Holdings plc Sponsored ADR
(United Kingdom)....................................   1,520,000    9,439,200

O2Micro International Ltd. ADR (Taiwan)(b) .........     759,000    7,726,620
                                                                 ------------
                                                                   17,165,820
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $24,416,701)                                      30,746,183
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $166,060,415)                                    231,838,230
-----------------------------------------------------------------------------

                                                          PAR
                                                         VALUE
                                                         (000)
                                                      ----------

SHORT-TERM INVESTMENTS--1.2%

COMMERCIAL PAPER(d)--1.2%
UBS Finance Delaware LLC 4.19%, 1/3/06 .............  $    2,810    2,809,346
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,809,346)                                        2,809,346
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $168,869,761)                                    234,647,576(a)

Other assets and liabilities, net--(0.6)%                          (1,362,964)
                                                                 ------------
NET ASSETS--100.0%                                               $233,284,612
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $77,002,726 and gross depreciation of $11,229,093 for federal income tax purposes. At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $168,873,943.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.

(e)   Table excludes short-term investments.

                       See Notes to Financial Statements                      43

Phoenix Small-Cap Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS
Investment securities at value
   (Identified cost $168,869,761)                                  $234,647,576
Cash                                                                      3,755
Receivables
   Investment securities sold                                           840,366
   Fund shares sold                                                     467,794
   Litigation income                                                     38,380
   Dividends                                                             20,760
   Receivable from financial agent                                       38,083
Prepaid expenses                                                         30,966
                                                                   ------------
     Total assets                                                   236,087,680
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                            2,085,384
   Investment securities purchased                                      162,177
   Transfer agent fee                                                   203,209
   Investment advisory fee                                              188,629
   Distribution and service fees                                         93,801
   Other accrued expenses                                                69,868
                                                                   ------------
     Total liabilities                                                2,803,068
                                                                   ------------
NET ASSETS                                                         $233,284,612
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $300,542,490
Accumulated net realized loss                                      (133,035,693)
Net unrealized appreciation                                          65,777,815
                                                                   ------------
NET ASSETS                                                         $233,284,612
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $168,526,870)                  5,180,015
Net asset value per share                                          $      32.53
Offering price per share $32.53/(1-5.75%)                          $      34.51

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $41,104,707)                   1,356,437
Net asset value and offering price per share                       $      30.30

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $23,653,035)                     780,833
Net asset value and offering price per share                       $      30.29

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME
Dividends                                                          $    979,396
Interest                                                                213,615
Foreign taxes withheld                                                  (16,628)
                                                                   ------------
     Total investment income                                          1,176,383
                                                                   ------------
EXPENSES
Investment advisory fee                                               2,658,127
Service fees, Class A                                                   546,937
Distribution and service fees, Class B                                  458,480
Distribution and service fees, Class C                                  251,692
Financial agent fee                                                     192,921
Transfer agent                                                          982,128
Printing                                                                159,124
Registration                                                             52,355
Professional                                                             31,700
Custodian                                                                28,913
Trustees                                                                 24,186
Miscellaneous                                                            38,410
                                                                   ------------
     Total expenses                                                   5,424,973
Less expenses reimbursed by financial agent                            (299,972)
Custodian fees paid indirectly                                             (598)
                                                                   ------------
     Net expenses                                                     5,124,403
                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                         (3,948,020)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              69,191,110
Net change in unrealized appreciation (depreciation) on
   investments                                                      (44,074,481)
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS                                       25,116,629
                                                                   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $ 21,168,609
                                                                   ============

44                     See Notes to Financial Statements

Phoenix Small-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Year Ended           Year Ended
                                                                                     December 31, 2005    December 31, 2004
                                                                                     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                                      $      (3,948,020)   $      (4,723,109)
   Net realized gain (loss)                                                                 69,191,110           40,790,560
   Net change in unrealized appreciation (depreciation)                                    (44,074,481)         (11,489,670)
                                                                                     -----------------    -----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              21,168,609           24,577,781
                                                                                     -----------------    -----------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,032,562 and 2,794,145 shares, respectively)             60,244,084           77,182,685
   Cost of shares repurchased (5,477,167 and 2,836,127 shares, respectively)              (163,649,145)         (77,031,695)
                                                                                     -----------------    -----------------
Total                                                                                     (103,405,061)             150,990
                                                                                     -----------------    -----------------
CLASS B
   Proceeds from sales of shares (67,321 and 126,270 shares, respectively)                   1,869,512            3,257,581
   Cost of shares repurchased (816,089 and 1,245,622 shares, respectively)                 (22,453,696)         (32,638,977)
                                                                                     -----------------    -----------------
Total                                                                                      (20,584,184)         (29,381,396)
                                                                                     -----------------    -----------------
CLASS C
   Proceeds from sales of shares (34,587 and 101,500 shares, respectively)                     944,072            2,638,521
   Cost of shares repurchased (342,461 and 500,674 shares, respectively)                    (9,390,815)         (12,809,580)
                                                                                     -----------------    -----------------
Total                                                                                       (8,446,743)         (10,171,059)
                                                                                     -----------------    -----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                              (132,435,988)         (39,401,465)
                                                                                     -----------------    -----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                  (111,267,379)         (14,823,684)

NET ASSETS
   Beginning of period                                                                     344,551,991          359,375,675
                                                                                     -----------------    -----------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
      $0 AND $0, RESPECTIVELY]                                                       $     233,284,612    $     344,551,991
                                                                                     =================    =================

                       See Notes to Financial Statements                      45

Phoenix Small-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS A
                                             ----------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                2005          2004          2003         2002          2001
Net asset value, beginning of period         $   29.65     $   27.39     $   18.47    $   26.58     $   37.96
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.35)        (0.31)        (0.30)       (0.29)        (0.33)
   Net realized and unrealized gain (loss)        3.23          2.57          9.22        (7.82)       (11.05)
                                             ---------     ---------     ---------    ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS             2.88          2.26          8.92        (8.11)       (11.38)
                                             ---------     ---------     ---------    ---------     ---------
Change in net asset value                         2.88          2.26          8.92        (8.11)       (11.38)
                                             ---------     ---------     ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD               $   32.53     $   29.65     $   27.39    $   18.47     $   26.58
                                             =========     =========     =========    =========     =========
Total return(2)                                   9.75%         8.25%        48.29%      (30.51)%      (29.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 168,527     $ 255,698     $ 237,347    $ 156,714     $ 270,990

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.58%         1.58%         1.58%        1.58%         1.57%
   Gross operating expenses                       1.69%         1.68%         1.71%        1.79%         1.67%
   Net investment income (loss)                  (1.18)%       (1.15)%       (1.35)%      (1.39)%       (1.18)%
Portfolio turnover                                  38%           35%           40%          46%           28%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

46                     See Notes to Financial Statements

Phoenix Small-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS B
                                             ----------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                2005          2004          2003         2002          2001
Net asset value, beginning of period         $   27.82     $   25.90     $   17.60    $   25.52     $   36.72
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.54)        (0.50)        (0.44)       (0.42)        (0.52)
   Net realized and unrealized gain (loss)        3.02          2.42          8.74        (7.50)       (10.68)
                                             ---------     ---------     ---------    ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS             2.48          1.92          8.30        (7.92)       (11.20)
                                             ---------     ---------     ---------    ---------     ---------
Change in net asset value                         2.48          1.92          8.30        (7.92)       (11.20)
                                             ---------     ---------     ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD               $   30.30     $   27.82     $   25.90    $   17.60     $   25.52
                                             =========     =========     =========    =========     =========
Total return(2)                                   8.95%         7.41%        47.16%      (31.03)%      (30.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $  41,105     $  58,574     $  83,515    $  70,217     $ 132,214

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.34%         2.33%         2.33%        2.33%         2.32%
   Gross operating expenses                       2.44%         2.42%         2.47%        2.54%         2.42%
   Net investment income (loss)                  (1.93)%       (1.93)%       (2.10)%      (2.13)%       (1.95)%
Portfolio turnover                                  38%           35%           40%          46%           28%

                                                                          CLASS C
                                             ----------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                2005          2004          2003         2002         2001
Net asset value, beginning of period         $   27.81     $   25.88     $   17.59    $   25.50     $   36.69
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.54)        (0.49)        (0.44)       (0.42)        (0.52)
   Net realized and unrealized gain (loss)        3.02          2.42          8.73        (7.49)       (10.67)
                                             ---------     ---------     ---------    ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS             2.48          1.93          8.29        (7.91)       (11.19)
                                             ---------     ---------     ---------    ---------     ---------
Change in net asset value                         2.48          1.93          8.29        (7.91)       (11.19)
                                             ---------     ---------     ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD               $   30.29     $   27.81     $   25.88    $   17.59     $   25.50
                                             =========     =========     =========    =========     =========
Total return(2)                                   8.92%         7.46%        47.13%      (31.02)%      (30.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $  23,653     $  30,280     $  38,514    $  30,732     $  58,116

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.34%         2.33%         2.33%        2.33%         2.32%
   Gross operating expenses                       2.44%         2.42%         2.47%        2.54%         2.42%
   Net investment income (loss)                  (1.93)%       (1.92)%       (2.10)%      (2.13)%       (1.89)%
Portfolio turnover                                  38%           35%           40%          46%           28%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

                       See Notes to Financial Statements                      47

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

1. ORGANIZATION

      The Phoenix-Engemann Funds (the "Trust") is organized as a statutory business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently four Funds are offered for sale, (each a "Fund"). The Phoenix All-Cap Growth Fund ("All-Cap Growth Fund"), the Phoenix Nifty Fifty Fund ("Nifty Fifty Fund") and the Phoenix Small-Cap Growth Fund ("Small-Cap Growth Fund") are each diversified and each has an investment objective of long-term growth of capital. The Phoenix Balanced Return Fund ("Balanced Return Fund") is diversified and has an investment objective to maximize total investment return consistent with reasonable risk.

      The Funds offer the following classes of shares for sale:

                                Class A   Class B     Class C
                                -------   -------     -------
All-Cap Growth Fund ..........     X         X           X
Balanced Return Fund .........     X         X           X
Nifty Fifty Fund .............     X         X           X
Small-Cap Growth Fund ........     X         X           X

      Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, effective January 11, 2006, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation, and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (CONTINUED)

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. REIT INVESTMENTS:

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for their services to the Trust the Advisers (the "Advisers"), Phoenix Investment Counsel, Inc. ("PIC"), for the Balanced Return Fund, and Engemann Asset Management ("EAM") for the All-Cap Growth Fund, Nifty Fifty Fund and Small-Cap Growth Fund, each an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each
Fund:

                              First $50  Next $450  Over $500
                               Million    Million    Million
                              ---------  ---------  ---------
All-Cap Growth Fund ........    0.90%      0.80%      0.70%
Balanced Return Fund .......    0.80%      0.70%      0.60%
Nifty Fifty Fund ...........    0.90%      0.80%      0.70%
Small-Cap Growth Fund ......    1.00%      0.90%      0.80%

      Engemann Asset Management ("EAM"), the subadviser to the equity portion of the portfolio for Balanced Return Fund, is entitled to a fee from PIC, calculated at a rate equal to 50% of the gross investment management fee multiplied by the percentage of equity assets held in the Fund.

      As Distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the fiscal year ("the period") ended December 31, 2005, as follows:

                                Class A        Class B       Class C
                              Net Selling     Deferred      Deferred
                              Commissions  Sales Charges  Sales Charges
                              -----------  -------------  -------------
All-Cap Growth Fund ........    $ 4,450       $21,959        $  712
Balanced Return Fund .......      3,223        20,287           195
Nifty Fifty Fund ...........      2,973        18,745            --
Small-Cap Growth Fund ......     10,073        88,688         2,037

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (CONTINUED)

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended December 31, 2005, the Trust incurred financial agent fees totaling $456,855.

      PEPCO has voluntarily agreed to waive a portion of its financial agent fee and other expenses, when necessary, so that other operating expenses do not exceed the limits shown in the table below. For the Small-Cap Growth Fund, other operating expenses are defined as other operating expenses excluding management fees and 12b-1 fees. For the All-Cap Growth, Balanced Return and Nifty Fifty Funds other operating expenses are defined as operating expenses excluding management fees, 12b-1 fees and fiduciary fees (defined as legal, trustee and audit fees).

                              First $50  Next $450  Over $500
                               Million    Million    Million
                              ---------  ---------  ---------
All-Cap Growth Fund ........    0.50%      0.40%      0.30%
Balanced Return Fund .......    0.50%      0.40%      0.30%
Nifty Fifty Fund ...........    0.50%      0.40%      0.30%
Small-Cap Growth Fund ......    0.50%      0.40%      0.30%

      PEPCO will not seek to recapture any financial agent fee or any other reimbursed expenses from prior years.

      PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended December 31, 2005, transfer agent fees were $1,687,194 as reported in the Statements of Operations, of which PEPCO retained the following:

                                    Transfer Agent
                                     Fee Retained
                                    --------------
All-Cap Growth Fund ..............     $  86,763
Balanced Return Fund .............        23,455
Nifty Fifty Fund .................        77,368
Small-Cap Growth Fund ............       343,076

      At December 31, 2005, PNX and its affiliates, and the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds, held shares of the Trust which aggregated the following:

                                                           Aggregate
                                                           Net Asset
                                                 Shares      Value
                                                -------   ----------
Small-Cap Growth Fund ........................  221,329   $7,199,832

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities during the period ended December 31, 2005 (excluding U.S. Government and agency securities and short-term securities) were as follows:

                                     Purchases       Sales
                                   ------------  ------------
All-Cap Growth Fund .............  $113,425,857  $162,637,799
Balanced Return Fund ............    64,849,225    71,618,485
Nifty Fifty Fund ................    44,609,436    70,339,556
Small-Cap Growth Fund ...........   107,273,689   229,686,646

      Purchases and sales of long-term U.S. Government and agency securities during the period ended December 31, 2005, were as follows:

                                     Purchases       Sales
                                   ------------  ------------
Balanced Return Fund ............   $12,651,219  $ 25,535,381

5. CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

      At December 31, 2005, the Balanced Return Fund held $6,384,268 in investments issued by the U.S. Government, comprising 14% of the total net assets of the Fund.

6. ILLIQUID SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (CONTINUED)

extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

7. 10% SHAREHOLDERS

      As of December 31, 2005, the Trust had 4 omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding. The ominbus shareholder accounts are not affiliated with PNX.

                                               % of Shares
                                               Outstanding
                                               -----------
All-Cap Growth Fund .........................       26%
Balanced Return Fund ........................       11
Nifty Fifty Fund ............................       21
Small-Cap Growth Fund .......................       11

8. INDEMINIFICATIONS

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

10. FEDERAL INCOME TAX INFORMATION

      The Funds have capital loss carryovers, which may be used to offset future capital gains:

                                              Expiration Year
Fund                           2009          2010          2011        Total
----                       ------------  ------------   ----------  ------------
Balanced Return Fund ....  $         --  $ 15,127,970   $  738,699  $ 15,866,669
Nifty Fifty Fund ........    13,478,455    63,129,228           --    76,607,683
Small-Cap Growth Fund ...     4,448,302   119,743,260    8,839,949   133,031,511

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

      For the 12 month period ended December 31, 2005, the Funds utilized losses deferred in prior years against current year capital gains as follows:

All-Cap Growth Fund ..............................................   $12,569,686
Balanced Return Fund .............................................    11,633,087
Nifty Fifty Fund .................................................    11,989,332
Small-Cap Growth Fund ............................................    69,195,292

      Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2005 the Funds deferred and recognized post-October losses as follows:

                                         Capital    Currency
                                        Deferred    Deferred
                                        --------    --------
Balanced Return Fund .................   $25,443     $18,532

      The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation), which is disclosed in the Schedules of Investments), consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                      Undistributed   Undistributed
                                        Ordinary        Long-Term
                                         Income       Capital Gains
                                      -------------   -------------
All-Cap Growth Fund ................     $   --         $3,699,373
Balanced Return Fund ...............      1,759                 --

      The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (CONTINUED)

distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11. RECLASSIFICATION OF CAPITAL ACCOUNTS

      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of December 31, 2005, the following Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                               Capital Paid In  Accumulated  Undistributed
                               on Shares of         Net           Net
                                Beneficial       Realized     Investment
                                 Interest       Gain (Loss)  Income (Loss)
                               ---------------  -----------  -------------
All-Cap Growth Fund .......      $(1,372,422)    $     --     $1,372,422
Balanced Return Fund ......           69,460      (56,712)       (12,748)
Nifty Fifty Fund ..........         (693,924)          --        693,924
Small-Cap Growth Fund .....       (3,948,020)          --      3,948,020

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

      For the fiscal year ended December 31, 2005, for federal income tax purposes, 82.9% of the ordinary income dividends earned by the Balanced Return Fund qualify for the dividends received deduction for corporate shareholders.

      For the fiscal year ended December 31, 2005, the Balanced Return Fund hereby designates 81.8%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

      For the fiscal year ended December 31, 2005, the All-Cap Growth Fund designates $13,049,813 as long-term capital gain dividends.
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Trustees of
Phoenix-Engemann Funds and Shareholders of
Phoenix All-Cap Growth Fund
Phoenix Balanced Return Fund
Phoenix Nifty Fifty Fund
Phoenix Small-Cap Growth Fund

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix All-Cap Growth Fund (formerly Phoenix-Engmann Focus Growth Fund), Phoenix Balanced Return Fund (formerly Phoenix-Engemann Balanced Return Fund), Phoenix Nifty Fifty Fund (formerly Phoenix-Engemann Nifty Fifty Fund), Phoenix Small-Cap Growth Fund (formerly Phoenix-Engemann Small-Cap Growth Fund) (constituting Phoenix-Engemann Funds hereafter referred to as the "Trust") at December 31, 2005 and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 17, 2006

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX ALL-CAP GROWTH FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Engemann Asset Management ("EAM") and the Fund. Pursuant to the Advisory Agreement EAM provides advisory services to the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by EAM and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by EAM and its affiliates comparing the performance of the Fund with a peer group and benchmark, reports provided by EAM and its affiliates showing that the investment policies and restrictions for the Fund were followed and reports provided by EAM and its affiliates covering matters such as the compliance of investment personnel and other access persons with EAM's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board also considered the experience of EAM as an investment advisor and the experience of the team of portfolio managers that manage the Fund. In this regard, the Board noted that EAM had been in the investment management business since 1969. Turning to compensation, the Board noted that a primary factor in EAM's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which aligned their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of EAM's compliance program. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of EAM, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund, while slightly underperforming for the 5 and 10 year periods, had outperformed its market index for the 1, 3 and year-to-date periods, and concluded that the Fund's performance was reasonable.

      PROFITABILITY. The Board also considered the level of profits realized by EAM and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the fee waiver provided to the Fund. The Board concluded that the profitability to EAM from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX ALL-CAP GROWTH FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund were less than the average total expenses for comparable funds and that the management fee was equal to the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board also noted that it was likely that EAM and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX BALANCED RETURN FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Engemann Asset Management (the "Subadvisor"). Pursuant to the Advisory Agreement between PIC and the Fund, PIC provides advisory services to the Fund and manages the fixed income portion of the Fund's investments. Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor provides the day to day investment management for the Fund and manages the equity portion of the Fund's investments.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each of the Advisory Agreement and the Subadvisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each the Advisory Agreement and the Subadvisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had trailed its benchmark for all periods reported, but also noted the recent change to the portfolio managers who managed the fixed-income portion of the Fund was intended to improve the Fund's performance. Management indicated that they would be making a recommendation to the Board with respect to the Fund in 2006. The Board was satisfied with the recent changes in portfolio managers and Management's representation that they would be making a recommendation regarding the Fund. The Board concluded that it was reasonable to approve the Advisory Agreement on the basis of Management's representation.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX BALANCED RETURN FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitably of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund were higher than the average total expenses for comparable funds and that the management fee was slightly below the median for the peer group. While recommending that Management consider waiving the expenses of the Fund in order to reduce the Fund's total expenses, the Board concluded that it was reasonable to approve the Advisory Agreement.

      ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that the Subadvisor had been in the investment management business since 1969. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had trailed its benchmark for all periods reported, but also noted the recent change to the portfolio managers who managed the equity portion of the Fund was intended to improve the Fund's performance. Management indicated that they would be making a recommendation to the Board with respect to the Fund in 2006. The Board was satisfied with the recent changes in portfolio managers and Management's representation that they would be making a recommendation regarding the Fund. The Board concluded that it was reasonable to approve the Subadvisory Agreement on the basis of Management's representation.

      PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX NIFTY FIFTY FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Engemann Asset Management ("EAM") and the Fund. Pursuant to the Advisory Agreement EAM provides advisory services to the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by EAM and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by EAM and its affiliates comparing the performance of the Fund with a peer group and benchmark, reports provided by EAM and its affiliates showing that the investment policies and restrictions for the Fund were followed and reports provided by EAM and its affiliates covering matters such as the compliance of investment personnel and other access persons with EAM's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board also considered the experience of EAM as an investment advisor and the experience of the team of portfolio managers that manage the Fund. In this regard, the Board noted that EAM had been in the investment management business since 1969. Turning to compensation, the Board noted that a primary factor in EAM's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which aligned their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of EAM's compliance program. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of EAM, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had underperformed compared to the Lipper peer group average for its investment style for the 1, 3, 5, 10 and year to date periods. Notwithstanding recent improvement in the Fund's performance, Management indicated that they would be making a recommendation to the Board with respect to the Fund in 2006. The Board was satisfied with Management's representation that they would be making a recommendation regarding the Fund and concluded that it was reasonable to approve the Advisory Agreement on the basis of Management's representation.

      PROFITABILITY. The Board also considered the level of profits realized by EAM and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the reimbursements provided to the Fund. The Board concluded that the profitability to EAM from the Fund was reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX NIFTY FIFTY FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group in the Lipper report. The Board noted that the total expenses of the Fund were higher than the average total expenses for comparable funds and that the management fee was above the median for the peer group. The Board was satisfied with Management's representation that they would be making a recommendation regarding the Fund and concluded that it was reasonable to approve the Advisory Agreement on the basis of Management's representation.

      ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board also noted that it was likely that EAM and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX SMALL-CAP GROWTH FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Engemann Asset Management ("EAM") and the Fund. Pursuant to the Advisory Agreement EAM provides advisory services to the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by EAM and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by EAM and its affiliates comparing the performance of the Fund with a peer group and benchmark, reports provided by EAM and its affiliates showing that the investment policies and restrictions for the Fund were followed and reports provided by EAM and its affiliates covering matters such as the compliance of investment personnel and other access persons with EAM's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board also considered the experience of EAM as an investment advisor and the experience of the team of portfolio managers that manage the Fund. In this regard, the Board noted that EAM had been in the investment management business since 1969. Turning to compensation, the Board noted that a primary factor in EAM's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which aligned their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of EAM's compliance program. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of EAM, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that, while underperforming for the 5 year period, the Fund had exceeded the market index and Lipper peer group average for its investment style for the 1, 3, 10 and year to date periods, and it concluded that the Fund's performance was reasonable.

      PROFITABILITY. The Board also considered the level of profits realized by EAM and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the reimbursements provided to the Fund. The Board concluded that the profitability to EAM from the Fund was reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX SMALL-CAP GROWTH FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund were higher than the average total expenses for comparable funds and that the management fee was below the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board also noted that it was likely that EAM and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                         RESULTS OF SHAREHOLDER MEETING
                                 MARCH 16, 2005

      A Special Meeting of Shareholders of The Phoenix-Engemann Funds was held on March 16, 2005, to approve the following matters:

      1. Reconstitute the Board of Trustees and to elect fourteen Trustees to such Board.

      2. Ratify selection of PricewaterhouseCoopers LLP, as the Independent Registered Public Accounting Firm for the fiscal year ending December 31, 2005.

      On the record date of January 26, 2005, for The Phoenix-Engemann Funds, there were 338,250,147 eligible units representing 30,807,522 shares issued and outstanding. 52.29% of the eligible units and entitled to vote were present by proxy.

      NUMBER OF VOTES:

      1.    Election of Trustees

                                                         For            Withheld
                                                     -----------       ---------
E. Virgil Conway                                     332,838,144       5,412,002
Harry Dalzell-Payne                                  332,899,029       5,351,117
S. Leland Dill                                       332,868,587       5,381,560
Francis E. Jeffries                                  332,953,149       5,296,997
Leroy Keith, Jr.                                     332,959,915       5,290,232
Marilyn E. LaMarche                                  332,946,384       5,303,762
Philip R. McLoughlin                                 332,963,297       5,286,850
Geraldine M. McNamara                                332,909,177       5,340,970
Everett L. Morris                                    332,902,412       5,347,735
James M. Oates                                       332,892,264       5,357,882
Donald B. Romans                                     332,915,942       5,334,205
Richard E. Segerson                                  332,939,619       5,310,527
Ferdinand L.J. Verdonck                              332,932,854       5,317,292
Lowell P. Weicker, Jr                                332,733,287       5,516,860

      2.    PricewaterhouseCoopers LLP

                                      For               Against         Abstain
                                  -----------          ---------       ---------
                                  332,723,139          2,344,074       3,182,934

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust as of December 31, 2005 is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust except for Messrs Dill and Romans who are serving a two year term expiring April 29, 2006.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway           Served since 2005.       53        Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
Rittenhouse Advisors, LLC                                     Trustee/Director, Phoenix Funds Complex (1983-present).
101 Park Avenue                                               Trustee/Director, Realty Foundation of New York (1972-present),
New York, NY 10178                                            Josiah Macy, Jr. Foundation (Honorary) (2004-present), Pace
DOB: 8/2/29                                                   University (Director/Trustee Emeritus) (2003-present), Greater New
                                                              York Councils, Boy Scouts of America (1985-present), The Academy of
                                                              Political Science (Vice Chairman) (1985-present), Urstadt Biddle
                                                              Property Corp. (1989-present), Colgate University (Trustee Emeritus)
                                                              (2004-present). Director/Trustee, The Harlem Youth Development
                                                              Foundation, (Chairman) (1998-2002), Metropolitan Transportation
                                                              Authority (Chairman) (1992-2001), Trism, Inc. (1994-2001),
                                                              Consolidated Edison Company of New York, Inc. (1970-2002), Atlantic
                                                              Mutual Insurance Company (1974-2002), Centennial Insurance Company
                                                              (1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie Mac
                                                              Mortgage Securities Fund (Advisory Director) (1990-2000), Accuhealth
                                                              (1994-2002), Pace University (1978-2003), New York Housing
                                                              Partnership Development Corp. (Chairman) (1981-2003), Josiah Macy,
                                                              Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne        Served since 2005.       53        Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill             Served since 2005.       51        Retired. Trustee, Phoenix Funds Family (1989-present). Trustee,
7721 Blue Heron Way                                           Scudder Investments (55 portfolios) (1986-present). Director, Coutts
West Palm Beach, FL 33412                                     & Co. Trust Holdings Limited (1991-2000), Coutts & Co. Group
DOB: 3/28/30                                                  (1991-2000) and Coutts & Co. International (USA) (private banking)
                                                              (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries        Served since 2005.       53        Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902                                      Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.           Served since 2005.       51        Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.                                     (2001-present). Director/Trustee, Evergreen Funds (six portfolios).
736 Market Street, Ste.                                       Trustee, Phoenix Funds Family (1980-present). Director, Diversapak
1430                                                          (2002-present). Obaji Medical Products Company (2002-present).
Chattanooga, TN 37402                                         Director, Lincoln Educational Services (2002-2004). Chairman, Carson
DOB: 2/14/39                                                  Products Company (cosmetics) (1998 to 2000).
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara      Served since 2005.       53        Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of                                         (1982-present). Trustee/Director, Phoenix Funds Complex
New York                                                      (2001-present).
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris(1)       Served since 2005.       53        Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
164 Laird Road                                                Director, W.H. Reaves Utility Income Fund (2004-present). Vice
Colts Neck, NJ 07722                                          President, W.H. Reaves and Company (investment management)
DOB: 5/26/28                                                  (1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates(2)          Served since 2005.       51        Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
c/o Northeast Partners                                        Inc.) (financial services) (1997-present). Trustee / Director
150 Federal Street,                                           Phoenix Funds Family (1987-present). Managing Director, Wydown Group
Suite 1000                                                    (consulting firm) (1994-present). Director, Investors Financial
Boston, MA 02110                                              Service Corporation (1995-present), Investors Bank & Trust
DOB: 5/31/46                                                  Corporation (1995-present), Stifel Financial (1996-present),
                                                              Connecticut River Bancorp (1998-present), Connecticut River Bank
                                                              (1999-present), Trust Company of New Hampshire (2002-present).
                                                              Chairman, Emerson Investment Management, Inc. (2000-present).
                                                              Independent Chairman, John Hancock Trust (since 2005), Trustee, John
                                                              Hancock Funds II and John Hancock Funds III (since 2005). Trustee,
                                                              John Hancock Trust (2004-2005). Director/Trustee, AIB Govett Funds
                                                              (six portfolios) (1991-2000), and Command Systems, Inc. (1998-2000),
                                                              Phoenix Investment Partners, Ltd. (1995-2001), 1Mind, Inc. (formerly
                                                              1Mind.com), (2000-2002), Plymouth Rubber Co. (1995-2003). Director
                                                              and Treasurer, Endowment for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans           Served since 2005.       51        Retired. President, Romans & Company (private investors and
39 S. Sheridan Road                                           financial consultants) (1987-2003). Trustee/Director, Phoenix Funds
Lake Forest, IL 60045                                         Family (1985-present). Trustee, Burnham Investors Trust (5
DOB: 4/22/31                                                  portfolios) (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson        Served since 2005.       51        Managing Director, Northway Management Company (1998-present).
Northway Management                                           Trustee/Director, Phoenix Funds Family (1983-present).
Company
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck   Served since 2005.       51        Director, Banco Urquijo (Chairman)(1998-present). Trustee, Phoenix
Nederpolder, 7                                                Funds Family (2002-present). Director EASDAQ (Chairman)(2001-present),
B-9000 Gent, Belgium                                          The JP Morgan Fleming Continental European Investment Trust
DOB: 7/30/42                                                  (1998-present), Groupe SNEF (1998-present), Degussa Antwerpen
                                                              N.V.(1998-present), Santens N.V.(1999-present). Managing Director,
                                                              Almanij N.V. (1992-2003). Director, KBC Bank and Insurance Holding
                                                              Company (Euronext) (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                              (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003), Investco
                                                              N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003),
                                                              Almafin N.V. (1992-2003), Centea N.V. (1992-2003), Dutch Chamber of
                                                              Commerce for Belgium and Luxemburg (1995-2001), Phoenix Investment
                                                              Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.(1)  Served since 2005.       51        Director, Medallion Financial New York (2003-present), Compuware
7 Little Point Street                                         (1996-present), WWE, Inc. (2000-present). President, The Trust for
Essex, CT 06426                                               America's Health (non-profit) (2001-present). Trustee/Director,
DOB: 5/16/31                                                  Phoenix Funds Family (1995-present). Director, UST, Inc. (1995-2004),
                                                              HPSC Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

(1) Pursuant to the Trust's retirement policy, Mr. Weicker will retire from the board of Trustees effective January 1, 2006. Pursuant to the Trust's retirement policy, Mr. Morris will retire from the Board of Trustees immediately following its May 2006 meeting.

(2) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci(3)        Director since            51       Executive Vice President, Asset Management, The Phoenix Companies,
DOB: 6/12/57               2005 and                           Inc. (since 2003). President and Chief Executive Officer, Phoenix
                           President since                    Investment Partners, Ltd. (since 2003). President, certain funds
                           2004.                              within the Phoenix Fund Complex (2004-present). President and Chief
                                                              Executive Officer of North American investment operations, Pioneer
                                                              Investment Management USA, Inc. (2001-2003). President of Private
                                                              Wealth Management Group (2000-2001), and Executive Vice President of
                                                              Distribution and Marketing for U.S. institutional services business
                                                              (1998-2000) Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(4)     Served since 2005.        51       Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
Lazard Freres & Co. LLC                                       Trustee/Director, Phoenix Funds Family (2002-present). Director, The
30 Rockefeller Plaza,                                         Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance
59th Floor                                                    Company (1989-2005).
New York, NY 10020
DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(5)    Served since 2000.        75       Director, PXRE Corporation (Reinsurance) (1985-present), World Trust
200 Bridge Street                                             Fund (1991-present). Director/Trustee, Phoenix Funds Complex
Chatham, MA 02633                                             (1989-present). Management Consultant (2002-2004), Chairman
DOB: 10/23/46                                                 (1997-2002), Chief Executive Officer (1995-2002), Director
                           Chairman                           (1995-2002), Phoenix Investment Partners, Ltd., Director and
                                                              Executive Vice President, The Phoenix Companies, Inc. (2000-2002).
                                                              Director (1994-2002) and Executive Vice President, Investments
                                                              (1987-2002), Phoenix Life Insurance Company. Director (1983-2002) and
                                                              Chairman (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                              (1982-2002), Chairman (2000-2002) and President (1990-2000), Phoenix
                                                              Equity Planning Corporation. Chairman and President, Phoenix/Zweig
                                                              Advisers LLC (2001-2002). Director (2001-2002) and President (April
                                                              2002-September 2002), Phoenix Investment Management Company. Director
                                                              and Executive Vice President, Phoenix Life and Annuity Company
                                                              (1996-2002). Director (1995-2000) and Executive Vice President
                                                              (1994-2002) and Chief Investment Counsel (1994-2002), PHL Variable
                                                              Insurance Company. Director, Phoenix National Trust Holding Company
                                                              (2001-2002). Director (1985-2002) and Vice President (1986-2002) and
                                                              Executive Vice President (April 2002-September 2002), PM Holdings,
                                                              Inc. Director, WS Griffith Associates, Inc. (1995-2002). Director, WS
                                                              Griffith Securities, Inc. (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Geraci is an "interested person" as defined in the Investment Company Act of 1940, by reason of his position as Executive Vice President, Asset Management, The Phoenix Companies, Inc. and his position as President and Chief Executive Officer, Phoenix Investment Partners, Ltd.

(4) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

(5) Mr. McLoughlin is an "interested person", as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           POSITION(S) HELD WITH
  NAME, ADDRESS AND          TRUST AND LENGTH OF                                       PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH               TIME SERVED                                              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward       Executive Vice President since         Senior Vice President and Chief Operating Officer, Asset Management,
DOB: 8/17/64            2005.                                  The Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief Operating Officer, Phoenix Investment Partners, Ltd.
                                                               (2004-present). Vice President, Phoenix Life Insurance Company
                                                               (2002-2004). Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                               Vice President, Finance, Phoenix Investment Partners, Ltd.
                                                               (2001-2002). Assistant Controller, Phoenix Investment Partners, Ltd.
                                                               (1996-2001). Executive Vice President, certain funds within the
                                                               Phoenix Funds Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman      Senior Vice President since 2005.      Senior Vice President, Product Development and Management, Phoenix
DOB: 7/27/62                                                   Investment Partners, Ltd. (2005-present), Senior Vice President and
                                                               Chief Administrative Officer, Phoenix Investment Partners, Ltd.,
                                                               (2003-2004). Senior Vice President and Chief Administrative Officer,
                                                               Phoenix Equity Planning Corporation (1999-2003), Senior Vice
                                                               President, certain funds within the Phoenix Fund Family
                                                               (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch            Vice President and Chief Compliance    Chief Compliance Officer, Zweig-DiMenna Associates LLC
900 Third Avenue        Officer since 2004.                    (1989-present); Vice President and Chief Compliance Officer, certain
New York, NY 10022                                             Funds within the Phoenix Fund Complex (2004-present); Vice President,
DOB: 9/23/45                                                   The Zweig Total Return Fund, Inc. (2004-present); Vice President, The
                                                               Zweig Fund, Inc. (2004-present); President and Director of Watermark
                                                               Securities, Inc. (1991-present); Assistant Secretary of Gotham
                                                               Advisors Inc. (1990-present); Secretary, Phoenix-Zweig Trust
                                                               (1989-2003); Secretary, Phoenix-Euclid Market Neutral Fund
                                                               (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley      Chief Financial Officer and            Second Vice President, Fund Control & Tax, Phoenix Equity Planning
DOB: 3/2/72             Treasurer since 2005.                  Corporation (2004-present), Chief Financial Officer and Treasurer
                                                               (2005-present) or Assistant Treasurer (2004-present) of certain funds within the Phoenix Fund Family. Senior Manager (2002-2004), Manager
                                                               (2000-2002), Audit, Deloitte & Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr           Vice President, Counsel, Secretary     Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row        and Chief Legal Officer since 2005.    2005-present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102                                             Secretary of certain funds within the Phoenix Fund Complex (May
DOB: 8/3/54                                                    2005-present). Compliance Officer of Investments and Counsel,
                                                               Travelers Life & Annuity Company (January 2005-May 2005). Assistant
                                                               General Counsel, The Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ENGEMANN FUNDS

600 North Rosemead Boulevard
Pasadena, CA 91107-2133

TRUSTEES                                                                      INVESTMENT ADVISER
E. Virgil Conway                                                              Engemann Asset Management
Harry Dalzell-Payne                                                           600 North Rosemead Boulevard
S. Leland Dill                                                                Pasadena, CA 91107-2133
Daniel T. Geraci
Francis E. Jeffries                                                           Phoenix Investment Counsel, Inc.
Leroy Keith, Jr.                                                              56 Prospect Street
Marilyn E. LaMarche                                                           Hartford, CT 06115-0480
Philip R. McLoughlin, Chairman
Geraldine M. McNamara                                                         PRINCIPAL UNDERWRITER
Everett L. Morris                                                             Phoenix Equity Planning Corporation
James M. Oates                                                                One American Row
Donald B. Romans                                                              Hartford, CT 06102
Richard E. Segerson
Ferdinand L. J. Verdonck                                                      TRANSFER AGENT
Lowell P. Weicker, Jr.                                                        Phoenix Equity Planning Corporation
                                                                              One American Row
OFFICERS                                                                      Hartford, CT 06102
Daniel T. Geraci, President
George R. Aylward, Executive Vice President                                   CUSTODIAN
Francis G. Waltman, Senior Vice President                                     State Street Bank and Trust Company
Marc Baltuch, Vice President and Chief Compliance Officer                     P.O. Box 5501
W. Patrick Bradley, Chief Financial Officer and Treasurer                     Boston, MA 02206-5501
Kevin J. Carr, Vice President, Counsel, Secretary  and Chief Legal Officer
                                                                              INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------    PricewaterhouseCoopers LLP
IMPORTANT NOTICE TO SHAREHOLDERS                                              125 High Street
The Securities and Exchange Commission has modified mailing regulations       Boston, MA 02110
for semiannual and annual shareholder fund reports to allow mutual fund
companies to send a single copy of these reports to shareholders who          HOW TO CONTACT US
share the same mailing address. If you would like additional copies,          Mutual Fund Services                  1-800-243-1574
please call Mutual Fund Services at 1-800-243-1574.                           Advisor Consulting Group              1-800-243-4361
--------------------------------------------------------------------------    Telephone Orders                      1-800-367-5877
                                                                              Text Telephone                        1-800-243-1926
                                                                              Web site                            PHOENIXFUNDS.COM

--------------------------------------------------------------------------------
                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

[LOGO] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP2115                                                                     2-06
BPD25426


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  (a)(1) The Registrant's Board of Trustees has determined that the Registrant has two "audit committee financial experts" serving on its Audit Committee.

  (a)(2) E. Virgil Conway and Everett L. Morris have been determined by the Registrant to possess the technical attributes identified in
         Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

  (a)(3) Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $76,300 for 2005 and $76,900 for 2004.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,000 for 2005 and $4,000 for 2004. This represents the review of the semi-annual financial statements.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $19,000 for 2005 and $19,250 for 2004.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2004.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix-Engemann Funds (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Fund's Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100% for 2005; 100% for 2004

                           (c) 0% for 2005; 100% for 2004

                           (d) Not applicable for 2005; not applicable for 2004.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $892,561 for 2005 and $1,876,791 for 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

      (b)     Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Phoenix-Engemann Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date                       March 9, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date                       March 9, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                            and Treasurer
                           (principal financial officer)

Date                       March 9, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.